UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22519
                                                     ---------

                First Trust Exchange-Traded AlphaDEX(R) Fund II
      ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
              -----------------------------------------------------
                   (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2014
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Portfolios of Investments are attached herewith.


FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                            VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 99.6%

             AUSTRALIA - 16.4%
    296,407  AMP Ltd. ...........................................  $  1,416,975
     91,463  Aristocrat Leisure Ltd. ............................       467,670
     95,734  Aurizon Holdings Ltd. ..............................       379,704
     13,491  BHP Billiton Ltd. ..................................       400,074
    240,807  BlueScope Steel Ltd. (b)............................     1,142,745
     87,092  Boral Ltd. .........................................       378,979
     66,815  Caltex Australia Ltd. ..............................     1,637,411
    230,647  Challenger Ltd. ....................................     1,437,834
     40,664  Computershare Ltd. .................................       432,937
  1,392,572  Dexus Property Group ...............................     1,353,386
    416,977  Federation Centres..................................       941,917
    281,172  Fortescue Metals Group Ltd. ........................       856,707
    134,435  GPT (The) Group ....................................       455,517
    166,234  Incitec Pivot Ltd. .................................       394,430
    116,546  Leighton Holdings Ltd. .............................     1,969,408
     83,042  Lend Lease Group ...................................     1,042,624
      8,486  Macquarie Group Ltd. ...............................       427,889
    197,874  Platinum Asset Management Ltd. .....................     1,049,886
     40,884  Ramsay Health Care Ltd. ............................     1,793,021
     40,373  REA Group Ltd. .....................................     1,529,886
    151,584  Scentre Group (b)...................................       435,320
    140,024  Seek Ltd. ..........................................     1,987,314
    295,956  TPG Telecom Ltd. ...................................     1,772,410
                                                                   ------------
                                                                     23,704,044
                                                                   ------------

             BERMUDA - 7.0%
  5,823,334  Brightoil Petroleum Holdings Ltd. (b)...............     1,822,405
    191,053  Guoco Group Ltd. ...................................     2,385,441
    685,345  Kerry Properties Ltd. ..............................     2,297,031
    964,000  Noble Group Ltd. ...................................       982,363
    540,481  NWS Holdings Ltd. ..................................       974,485
    556,253  Shangri-La Asia Ltd. ...............................       823,829
    280,130  Yue Yuen Industrial Holdings Ltd. ..................       855,017
                                                                   ------------
                                                                     10,140,571
                                                                   ------------

             CAYMAN ISLANDS - 2.9%
    579,088  Chow Tai Fook Jewellery Group Ltd. .................       753,239
     65,847  ENN Energy Holdings Ltd. ...........................       430,791
     11,796  Melco Crown Entertainment Ltd., ADR ................       310,117
  2,705,121  New World China Land Ltd. ..........................     1,532,874
  1,119,262  Towngas China Co., Ltd. ............................     1,200,725
                                                                   ------------
                                                                      4,227,746
                                                                   ------------

             HONG KONG - 19.1%
    110,197  Cheung Kong Holdings Ltd. ..........................     1,813,709
  1,452,190  Fosun International Ltd. ...........................     1,739,295
     52,434  Galaxy Entertainment Group Ltd. ....................       304,548
    429,682  Henderson Land Development Co., Ltd. ...............     2,783,441
    398,350  Hopewell Holdings Ltd. .............................     1,395,406

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                            VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             HONG KONG (CONTINUED)
    524,605  Hysan Development Co., Ltd. ........................  $  2,405,190
    463,635  Link REIT ..........................................     2,674,984
    122,728  MTR Corp. Ltd. .....................................       481,280
  1,814,209  New World Development Co., Ltd. ....................     2,112,140
  1,818,268  PCCW Ltd. ..........................................     1,145,074
  1,242,489  Sino Land Co., Ltd. ................................     1,929,776
    186,319  Sun Hung Kai Properties Ltd. .......................     2,641,870
    480,306  Swire Properties Ltd. ..............................     1,500,019
    357,106  Wharf Holdings Ltd. ................................     2,540,951
    466,944  Wheelock & Co., Ltd. ...............................     2,234,038
                                                                   ------------
                                                                     27,701,721
                                                                   ------------

             IRELAND - 0.5%
     68,675  James Hardie Industries PLC ........................       719,737
                                                                   ------------

             MAURITIUS - 0.3%
    988,000  Golden Agri-Resources Ltd. .........................       398,855
                                                                   ------------

             NEW ZEALAND - 1.1%
    120,117  Ryman Healthcare Ltd. ..............................       732,338
     53,417  Xero Ltd. (b).......................................       900,720
                                                                   ------------
                                                                      1,633,058
                                                                   ------------

             SINGAPORE - 9.3%
    487,000  First Resources Ltd. ...............................       763,502
    246,785  Flextronics International Ltd. (b)..................     2,546,821
  1,500,000  Frasers Centrepoint Ltd. ...........................     1,998,903
    854,000  Keppel Land Ltd. ...................................     2,343,027
  1,299,000  Olam International Ltd. ............................     2,392,922
    686,000  Suntec Real Estate Investment Trust ................       946,430
    461,000  UOL Group Ltd. .....................................     2,388,657
                                                                   ------------
                                                                     13,380,262
                                                                   ------------

             SOUTH KOREA - 43.0%
      1,537  Amorepacific Corp. .................................     3,484,012
      4,742  AMOREPACIFIC Group .................................     5,253,161
     10,714  CJ Corp. ...........................................     1,766,630
     19,491  Coway Co., Ltd. ....................................     1,557,064
     35,171  Dongbu Insurance Co., Ltd. .........................     1,983,108
     40,284  GS Holdings ........................................     1,538,446
     49,948  Halla Visteon Climate Control Corp. ................     2,423,442
     16,070  Hankook Tire Co., Ltd. .............................       784,274
     28,195  Hotel Shilla Co., Ltd. .............................     3,192,895
      6,838  Hyundai Department Store Co., Ltd. .................     1,040,037
      8,047  Hyundai Glovis Co., Ltd. ...........................     2,455,469
      4,630  Hyundai Mobis Co., Ltd. ............................     1,127,610
      7,728  Hyundai Motor Co. ..................................     1,395,104
     21,171  Hyundai Steel Co. ..................................     1,488,641
      1,786  KCC Corp. ..........................................     1,216,900
     14,325  KEPCO Plant Service & Engineering Co., Ltd. ........     1,134,868

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                            VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
     32,751  Kia Motors Corp. ...................................  $  1,666,646
     71,502  Korea Aerospace Industries Ltd. ....................     2,761,153
     39,962  Korea Electric Power Corp. .........................     1,825,319
     15,603  Korea Gas Corp. ....................................       813,234
      1,460  Korea Zinc Co., Ltd. ...............................       539,588
      5,727  LG Chem Ltd. .......................................     1,386,637
     25,157  LG Corp. ...........................................     1,830,900
     36,422  LG Display Co., Ltd. (b)............................     1,173,511
     46,454  LG Uplus Corp. .....................................       543,669
      4,352  Lotte Shopping Co., Ltd. ...........................     1,303,229
        635  NAVER Corp. ........................................       485,615
        350  Neo Holdings Co., Ltd. (b) (c)......................             0
     59,841  Paradise Co., Ltd. .................................     1,959,258
      1,635  POSCO ..............................................       508,977
     27,270  S-1 Corp. ..........................................     2,106,141
     14,001  Samsung Electro-Mechanics Co., Ltd. ................       656,763
      1,807  Samsung Electronics Co., Ltd. ......................     2,027,470
      9,750  SK C&C Co., Ltd. ...................................     2,240,583
      7,538  SK Holdings Co., Ltd. ..............................     1,346,518
     53,942  SK Hynix, Inc. (b)..................................     2,389,755
      3,976  SK Innovation Co., Ltd. ............................       305,571
      9,013  SK Telecom Co., Ltd. ...............................     2,476,920
                                                                   ------------
                                                                     62,189,118
                                                                   ------------

             TOTAL INVESTMENTS - 99.6% ..........................   144,095,112
             (Cost $139,571,793) (d)

             NET OTHER ASSETS AND LIABILITIES - 0.4% ............       591,019
                                                                   ------------
             NET ASSETS - 100.0% ................................  $144,686,131
                                                                   ============


-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) This security is fair valued by First Trust Advisors L.P.'s Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2014, securities noted as such are valued at $0 or 0.00% of net assets.

      (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,176,915 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,653,596.

      ADR   American Depositary Receipt

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

---------------------------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
    South Korea...............................  $    62,189,118  $  62,189,118  $            --*  $           --
    All Other Countries**.....................       81,905,994     81,905,994               --               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $   144,095,112  $ 144,095,112  $            --*  $           --
                                                ===============  =============  ===============   ==============

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Real Estate Management & Development                          21.8%
        Personal Products                                              6.0
        Industrial Conglomerates                                       5.1
        Hotels, Restaurants & Leisure                                  4.9
        Real Estate Investment Trusts                                  4.7
        Metals & Mining                                                4.6
        Oil, Gas & Consumable Fuels                                    3.7
        Electronic Equipment, Instruments & Components                 3.0
        Auto Components                                                3.0
        Capital Markets                                                2.7
        Diversified Telecommunication Services                         2.4
        Insurance                                                      2.3
        Commercial Services & Supplies                                 2.2
        Automobiles                                                    2.1
        Aerospace & Defense                                            1.9
        IT Services                                                    1.8
        Health Care Providers & Services                               1.7
        Wireless Telecommunication Services                            1.7
        Air Freight & Logistics                                        1.7
        Gas Utilities                                                  1.7
        Food & Staples Retailing                                       1.7
        Semiconductors & Semiconductor Equipment                       1.7
        Multiline Retail                                               1.6
        Technology Hardware, Storage & Peripherals                     1.4
        Professional Services                                          1.4
        Construction & Engineering                                     1.4
        Electric Utilities                                             1.3
        Chemicals                                                      1.2
        Household Durables                                             1.1

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

        INDUSTRY (CONTINUED)                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Media                                                          1.1%
        Diversified Financial Services                                 1.0
        Building Products                                              0.8
        Food Products                                                  0.8
        Construction Materials                                         0.8
        Trading Companies & Distributors                               0.7
        Software                                                       0.6
        Road & Rail                                                    0.6
        Textiles, Apparel & Luxury Goods                               0.6
        Specialty Retail                                               0.5
        Internet Software & Services                                   0.3
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.6
        NET OTHER ASSETS AND LIABILITIES                               0.4
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 99.4%

             AUSTRIA - 2.3%
    143,778  OMV AG .............................................  $  4,838,700
    151,104  Strabag SE .........................................     3,561,296
    253,758  Verbund AG (b)......................................     5,110,517
     59,340  Voestalpine AG .....................................     2,345,916
                                                                   ------------
                                                                     15,856,429
                                                                   ------------

             BELGIUM - 2.1%
     83,329  Belgacom S.A. ......................................     2,900,654
     60,042  Cie d'Entreprises CFE ..............................     6,196,563
     17,855  Delhaize Group S.A. ................................     1,242,151
     77,471  Elia System Operator S.A./N.V. .....................     3,721,715
                                                                   ------------
                                                                     14,061,083
                                                                   ------------

             BERMUDA - 1.1%
    145,527  Catlin Group Ltd. ..................................     1,231,508
    229,576  Hiscox Ltd. ........................................     2,344,716
    147,890  Seadrill Ltd. (b)...................................     3,966,138
                                                                   ------------
                                                                      7,542,362
                                                                   ------------

             DENMARK - 2.6%
      1,611  AP Moeller - Maersk A.S., Class B ..................     3,826,896
     84,681  H Lundbeck A.S. ....................................     1,890,884
     78,886  Pandora A.S. .......................................     6,185,274
    282,270  TDC A.S. ...........................................     2,143,768
     97,381  Vestas Wind Systems A.S. (c)........................     3,806,972
                                                                   ------------
                                                                     17,853,794
                                                                   ------------

             FINLAND - 2.4%
    114,817  Fortum OYJ .........................................     2,800,329
     59,781  Kesko OYJ, Class B .................................     2,140,606
    319,952  Neste Oil OYJ ......................................     6,587,080
    194,004  Outokumpu OYJ (c)...................................     1,352,603
    228,952  UPM-Kymmene OYJ ....................................     3,270,601
                                                                   ------------
                                                                     16,151,219
                                                                   ------------

             FRANCE - 11.3%
    434,134  Air France-KLM (b) (c)..............................     4,070,824
     95,545  Alstom S.A. (c).....................................     3,267,963
      2,035  Bollore S.A. (b)....................................     1,156,124
     17,239  Cap Gemini S.A. ....................................     1,237,400
     32,861  Casino Guichard Perrachon S.A. .....................     3,539,139
    244,144  CGG S.A. (b) (c)....................................     2,225,478
     10,408  Cie Generale des Etablissements Michelin ...........       981,730
    413,758  Credit Agricole S.A. ...............................     6,242,422
     87,151  Eiffage S.A. .......................................     4,860,959
    131,936  Electricite de France S.A. .........................     4,327,687
     30,505  Eurazeo S.A. .......................................     2,195,402
    123,476  Faurecia ...........................................     3,948,815
    102,178  Groupe Eurotunnel S.A. .............................     1,248,229
     27,919  Ingenico ...........................................     2,852,079


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             FRANCE (CONTINUED)
    265,034  Orange S.A. ........................................  $  3,985,213
     58,992  Orpea ..............................................     3,667,375
    250,805  Peugeot S.A. (c)....................................     3,216,893
    175,742  Plastic Omnium S.A. ................................     4,204,129
     26,845  Renault S.A. .......................................     1,944,542
     64,203  Suez Environnement Co. .............................     1,086,222
     22,507  Teleperformance ....................................     1,392,377
     59,714  Total S.A. .........................................     3,880,450
     46,312  Valeo S.A. .........................................     5,153,939
     48,067  Vallourec S.A. .....................................     2,210,488
     35,110  Vinci S.A. .........................................     2,040,123
     93,707  Vivendi S.A. .......................................     2,262,979
                                                                   ------------
                                                                     77,198,981
                                                                   ------------

             GERMANY - 7.5%
     10,369  Bayerische Motoren Werke AG ........................     1,113,470
    114,493  Celesio AG .........................................     3,809,037
     10,870  Continental AG .....................................     2,068,327
    156,537  CTS Eventim AG & Co. KGaA ..........................     4,422,863
     27,587  Daimler AG .........................................     2,116,062
    149,404  Deutsche Lufthansa AG ..............................     2,359,753
    200,227  E.ON SE ............................................     3,665,738
    167,422  Evonik Industries AG ...............................     5,802,527
     74,630  Freenet AG .........................................     1,942,257
     45,640  HeidelbergCement AG ................................     3,016,018
    158,887  K+S AG .............................................     4,506,319
     63,542  Porsche Automobil Holding SE (Preference Shares) ...     5,091,486
     18,555  Rheinmetall AG .....................................       892,907
     40,759  Rhoen Klinikum AG ..................................     1,236,565
    183,274  Suedzucker AG (b)...................................     2,879,664
    204,461  Telefonica Deutschland Holding AG ..................     1,069,132
     27,787  United Internet AG .................................     1,182,572
     20,115  Volkswagen AG (Preference Shares) ..................     4,176,788
                                                                   ------------
                                                                     51,351,485
                                                                   ------------

             GREECE - 2.2%
  5,298,246  Alpha Bank AE (c)...................................     4,108,857
     78,919  Hellenic Telecommunications Organization S.A. (c)...     1,036,658
  1,894,122  Piraeus Bank S.A. (c)...............................     3,205,777
    315,675  Public Power Corp. S.A. (c).........................     3,747,905
    111,882  Titan Cement Co. S.A. ..............................     2,797,988
                                                                   ------------
                                                                     14,897,185
                                                                   ------------

             GUERNSEY - 0.2%
    262,041  Friends Life Group Ltd..............................     1,308,833
                                                                   ------------

             IRELAND - 1.9%
 12,299,473  Bank of Ireland (c).................................     4,831,338
    120,105  DCC PLC ............................................     6,662,915


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             IRELAND (CONTINUED)
     27,469  ICON PLC (c)........................................  $  1,572,051
                                                                   ------------
                                                                     13,066,304
                                                                   ------------

             ISLE OF MAN (U.K.) - 0.8%
    462,921  Playtech PLC .......................................     5,388,334
                                                                   ------------

             ITALY - 14.2%
  3,019,301  A2A S.p.A. .........................................     2,993,619
    352,710  ACEA S.p.A. ........................................     4,281,162
     73,121  Azimut Holding S.p.A. ..............................     1,849,880
  1,692,777  Banca Monte dei Paschi di Siena S.p.A. (c)..........     2,232,137
    341,248  Banca Popolare dell'Emilia Romagna SC (c)...........     2,715,384
  7,271,449  Banca Popolare di Milano Scarl (c)..................     5,873,298
    300,162  Banco Popolare SC (c)...............................     4,409,161
    656,003  Credito Emiliano S.p.A. ............................     5,427,098
    464,683  Enel Green Power S.p.A. ............................     1,189,096
    922,167  Enel S.p.A. ........................................     4,894,250
    208,012  Eni S.p.A. .........................................     4,957,707
     87,189  Exor S.p.A. ........................................     3,385,214
    560,371  Fiat S.p.A. (c).....................................     5,407,413
    660,866  Finmeccanica S.p.A. (c).............................     6,431,416
     42,978  GTECH S.p.A. (b)....................................     1,021,070
    893,451  Hera S.p.A. ........................................     2,365,280
  1,539,929  Intesa Sanpaolo S.p.A. .............................     4,679,688
    482,146  Italcementi S.p.A. .................................     3,093,590
    233,397  Mediaset S.p.A. (c).................................       896,168
    228,952  Moncler S.p.A. .....................................     3,267,709
    223,737  Recordati S.p.A. ...................................     3,668,031
  1,069,122  Salini Impregilo S.p.A. (b) (c).....................     4,040,261
    542,416  Societa Iniziative Autostradali e Servizi S.p.A. ...     5,830,188
  1,106,364  Telecom Italia S.p.A. (c)...........................     1,268,134
    276,912  Unione di Banche Italiane SCpA .....................     2,329,360
    835,132  Unipol Gruppo Finanziario S.p.A. ...................     4,042,045
  1,362,674  UnipolSai S.p.A. ...................................     3,855,321
                                                                   ------------
                                                                     96,403,680
                                                                   ------------

             LUXEMBOURG - 0.3%
    140,460  Subsea 7 S.A. ......................................     2,005,869
                                                                   ------------

             NETHERLANDS - 2.2%
    142,160  Aegon N.V. .........................................     1,172,855
     30,950  AerCap Holdings N.V. (c)............................     1,265,855
     84,911  Fugro N.V. .........................................     2,570,170
     64,978  Koninklijke Ahold N.V. .............................     1,052,143
     71,097  Koninklijke Boskalis Westminster N.V. ..............     4,003,242
     66,585  NXP Semiconductor N.V. (c)..........................     4,556,412
                                                                   ------------
                                                                     14,620,677
                                                                   ------------

             NORWAY - 3.2%
    461,070  Marine Harvest ASA .................................     6,451,643


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NORWAY (CONTINUED)
    138,694  Statoil ASA ........................................  $  3,782,122
     58,879  Telenor ASA ........................................     1,292,181
    159,249  TGS Nopec Geophysical Co. ASA (b)...................     4,052,642
    118,131  Yara International ASA .............................     5,931,602
                                                                   ------------
                                                                     21,510,190
                                                                   ------------

             PORTUGAL - 2.8%
  1,994,219  Banco BPI S.A. (b) (c)..............................     4,211,431
 14,375,520  Banco Comercial Portugues S.A. (b) (c)..............     1,881,065
  1,811,371  Banco Espirito Santo S.A. (c) (d)...................             0
    842,843  EDP - Energias de Portugal S.A. ....................     3,678,030
  1,146,885  Portucel S.A. ......................................     4,568,799
    306,766  Portugal Telecom SGPS S.A. (b)......................       645,510
  2,777,283  Sonae SGPS S.A. ....................................     4,027,009
                                                                   ------------
                                                                     19,011,844
                                                                   ------------

             SPAIN - 7.7%
    956,514  Abengoa S.A. (b)....................................     5,364,075
     45,209  Acciona S.A. (c)....................................     3,383,819
     83,788  Acerinox S.A. ......................................     1,287,932
     67,771  ACS Actividades de Construccion y Servicios S.A. ...     2,603,896
    828,880  CaixaBank S.A. .....................................     5,047,186
    391,835  EDP Renovaveis S.A. ................................     2,717,041
     72,531  Endesa S.A. ........................................     2,866,028
     61,310  Ferrovial S.A. .....................................     1,189,054
     92,836  Gas Natural SDG S.A. ...............................     2,733,249
    160,581  Grupo Catalana Occidente S.A. ......................     4,711,551
    761,702  Iberdrola S.A. .....................................     5,454,924
    194,781  Indra Sistemas S.A. ................................     2,730,801
    375,340  International Consolidated Airlines Group S.A. (c)..     2,233,739
    150,113  Obrascon Huarte Lain S.A. (b).......................     5,021,562
    982,408  Sacyr S.A. (c)......................................     5,290,901
                                                                   ------------
                                                                     52,635,758
                                                                   ------------

             SWEDEN - 9.7%
     23,610  Axfood AB ..........................................     1,221,726
    378,204  BillerudKorsnas AB .................................     5,361,734
    258,019  Boliden AB .........................................     4,187,088
    278,048  Hufvudstaden AB, Class A ...........................     3,464,040
    180,155  ICA Gruppen AB .....................................     5,889,491
    337,447  Industrivarden AB, Class C .........................     5,896,905
    177,067  Investment AB Kinnevik, Class B ....................     6,397,085
    180,655  Investor AB, Class B ...............................     6,389,018
     55,324  LE Lundbergforetagen AB, Class B ...................     2,214,954
    125,268  Melker Schorling AB ................................     5,820,726
     72,263  NCC AB, Class B ....................................     2,399,420
    101,645  Nibe Industrier AB, Class B ........................     2,566,480
     85,673  Saab AB, Class B ...................................     2,106,207
    166,484  Skanska AB, Class B ................................     3,444,576


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SWEDEN (CONTINUED)
    526,947  Tele2 AB, Class B ..................................  $  6,364,112
    346,841  TeliaSonera AB .....................................     2,399,432
                                                                   ------------
                                                                     66,122,994
                                                                   ------------

             SWITZERLAND - 2.0%
     29,525  Aryzta AG ..........................................     2,546,752
      3,823  Bucher Industries AG ...............................       984,281
    144,568  GAM Holding AG .....................................     2,498,557
      5,066  Georg Fischer AG ...................................     2,984,838
     41,652  PSP Swiss Property AG ..............................     3,498,995
     14,062  Swiss Re AG ........................................     1,121,631
                                                                   ------------
                                                                     13,635,054
                                                                   ------------

             UNITED KINGDOM - 22.9%
    983,841  3i Group PLC .......................................     6,113,458
     49,617  Aggreko PLC ........................................     1,245,159
    323,344  Amlin PLC ..........................................     2,274,981
    329,294  Ashtead Group PLC ..................................     5,567,899
     84,458  Associated British Foods PLC .......................     3,668,062
    820,695  Aviva PLC ..........................................     6,965,009
    949,021  Barratt Developments PLC ...........................     6,094,020
     70,015  Berendsen PLC ......................................     1,112,347
    169,844  BHP Billiton PLC ...................................     4,722,125
    815,591  BP PLC .............................................     5,995,495
    359,178  British Land Co., PLC ..............................     4,090,527
    105,538  Britvic PLC ........................................     1,142,901
     49,073  Bunzl PLC ..........................................     1,280,831
  1,118,509  Capital & Counties Properties PLC ..................     5,960,221
    144,423  Derwent London PLC .................................     6,394,127
  1,204,913  Dixons Carphone PLC ................................     7,155,101
    136,927  easyJet PLC ........................................     3,158,764
    620,384  Great Portland Estates PLC .........................     6,431,678
    141,347  Hammerson PLC ......................................     1,316,436
  2,159,817  Hays PLC ...........................................     4,072,113
    141,386  Hikma Pharmaceuticals PLC ..........................     3,972,173
  1,084,407  Home Retail Group PLC ..............................     2,934,079
    756,986  Intermediate Capital Group PLC .....................     4,825,303
  1,110,578  Intu Properties PLC ................................     5,809,934
    990,727  J Sainsbury PLC ....................................     4,039,384
    343,144  Jazztel PLC (c).....................................     5,556,291
    371,563  Kingfisher PLC .....................................     1,951,042
    306,720  Land Securities Group PLC ..........................     5,166,314
  1,318,523  Melrose Industries PLC .............................     5,294,646
    138,589  Millennium & Copthorne Hotels PLC ..................     1,281,763
     23,710  Next PLC ...........................................     2,538,795
    695,312  Royal Mail PLC .....................................     4,420,898
    235,808  Segro PLC ..........................................     1,388,059
    594,948  Shaftesbury PLC ....................................     6,573,067
    275,695  Sports Direct International PLC (c).................     2,764,342


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES/
   UNITS                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM (CONTINUED)
    474,511  St. James's Place PLC ..............................  $  5,615,550
    178,780  TUI Travel PLC .....................................     1,127,725
     99,381  United Utilities Group PLC .........................     1,301,781
    710,781  Vodafone Group PLC .................................     2,355,266
     37,645  Whitbread PLC ......................................     2,535,111
                                                                   ------------
                                                                    156,212,777
                                                                   ------------
             TOTAL COMMON STOCKS ................................   676,834,852
             (Cost $751,733,919)                                   ------------

RIGHTS (a) - 0.0%

             ITALY - 0.0%
    590,875  Fiat S.p.A., expiring 10/6/14 (c) (d)...............             0
      1,860  Gemina S.p.A., CVR (c) (d)..........................             0
                                                                   ------------
             TOTAL RIGHTS .......................................             0
             (Cost $183)                                           ------------

MONEY MARKET FUNDS - 4.2%
 28,750,817  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.01% (e) (f).......    28,750,817
                                                                   ------------
             TOTAL MONEY MARKET FUNDS ...........................    28,750,817
             (Cost $28,750,817)                                    ------------

             TOTAL INVESTMENTS - 103.6% .........................   705,585,669
             (Cost $780,484,919) (g)

             NET OTHER ASSETS AND LIABILITIES - (3.6%) ..........   (24,661,844)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $680,923,825
                                                                   ============

-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $27,488,567 and the total value of the collateral held by the Fund is $28,750,817.

      (c)   Non-income producing security.

      (d) This security is fair valued by First Trust Advisors L.P.'s Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2014, securities noted as such are valued at $0 or 0.00% of net assets.

      (e)   Interest rate shown reflects yield as of September 30, 2014.

      (f)   This security serves as collateral for securities on loan.

      (g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,040,829 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $88,940,079.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

---------------------------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
    Portugal..................................  $    19,011,844  $  19,011,844  $            --   $           --*
    Other Country Categories**................      657,823,008    657,823,008               --               --
                                                ---------------  -------------  ---------------   --------------
    Total Common Stocks.......................      676,834,852    676,834,852               --               --*
Rights**......................................               --*             --              --*              --
Money Market Funds............................       28,750,817     28,750,817               --               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $   705,585,669  $ 705,585,669  $            --*  $           --*
                                                ===============  =============  ===============   ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.

Level 3 common stocks are fair valued by First Trust Advisors L.P.'s Pricing Committee (the "Pricing Committee"). The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Pricing Committee to oversee the day-today valuation of the Fund's investments. The Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Pricing Committee reviews periodic information from the Fund's third party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2013
   Common Stocks                                        $       --
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --*
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2014
   Common Stocks                                                --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Banks                                                          8.4%
        Construction & Engineering                                     7.3
        Electric Utilities                                             5.9
        Real Estate Investment Trusts                                  5.4
        Insurance                                                      5.1
        Oil, Gas & Consumable Fuels                                    4.4
        Money Market Funds                                             4.2
        Diversified Financial Services                                 3.9
        Diversified Telecommunication Services                         3.6
        Food & Staples Retailing                                       3.4
        Automobiles                                                    3.4
        Capital Markets                                                3.1
        Auto Components                                                2.4
        Chemicals                                                      2.4
        Food Products                                                  2.3
        Energy Equipment & Services                                    2.2
        Multi-Utilities                                                2.1
        Metals & Mining                                                2.0
        Real Estate Management & Development                           1.9
        Specialty Retail                                               1.7
        Airlines                                                       1.7
        Machinery                                                      1.7
        Wireless Telecommunication Services                            1.6
        Pharmaceuticals                                                1.4
        Textiles, Apparel & Luxury Goods                               1.4
        Construction Materials                                         1.3
        Health Care Providers & Services                               1.3
        Aerospace & Defense                                            1.2
        Trading Companies & Distributors                               1.2
        Paper & Forest Products                                        1.2
        Industrial Conglomerates                                       1.1
        Transportation Infrastructure                                  1.0
        Electrical Equipment                                           1.0
        Household Durables                                             0.9
        Hotels, Restaurants & Leisure                                  0.9
        Air Freight & Logistics                                        0.8
        Professional Services                                          0.8
        Software                                                       0.8
        Containers & Packaging                                         0.8
        Media                                                          0.8
        Semiconductors & Semiconductor Equipment                       0.7
        IT Services                                                    0.6
        Independent Power and Renewable Electricity Producers          0.6
        Marine                                                         0.6
        Internet & Catalog Retail                                      0.4
        Electronic Equipment, Instruments & Components                 0.4
        Gas Utilities                                                  0.4


        INDUSTRY (CONTINUED)                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Building Products                                              0.4%
        Multiline Retail                                               0.4
        Commercial Services & Supplies                                 0.3
        Life Sciences Tools & Services                                 0.2
        Water Utilities                                                0.2
        Internet Software & Services                                   0.2
        Beverages                                                      0.2
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                            103.6
        NET OTHER ASSETS AND LIABILITIES                              (3.6)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                                                                    % OF TOTAL
        CURRENCY EXPOSURE DIVERSIFICATION                          INVESTMENTS
        ------------------------------------------------------------------------
        Euro                                                          53.1%
        British Pound Sterling                                        24.1
        Swedish Krona                                                  9.4
        US Dollar                                                      5.1
        Norwegian Krone                                                3.9
        Danish Krone                                                   2.5
        Swiss Franc                                                    1.9
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND  (FLN)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 99.8%

             BRAZIL - 60.1%
     11,243  AES Tiete S.A. (Preference Shares) .................  $     98,983
      8,896  Banco do Brasil S.A. ...............................        91,949
      8,068  Banco Santander Brasil S.A. ........................        52,177
     25,897  BR Malls Participacoes S.A. ........................       204,510
      5,701  Braskem S.A. (Preference Shares) ...................        37,731
     15,366  Centrais Electricas Brasileiras S.A. ...............        41,181
     11,064  CETIP S.A. - Mercados Organizados ..................       136,958
     24,031  Cia de Saneamento Basico do Estado de Sao Paulo ....       194,192
     33,250  Cia Energetica de Minas Gerais (Preference Shares)..       203,623
     19,027  Cia Energetica de Sao Paulo (Preference Shares) ....       203,504
     17,010  Cia Paranaense de Energia (Preference Shares) ......       231,688
     11,220  Cielo S.A. .........................................       183,352
     38,633  Duratex S.A. .......................................       142,679
     25,053  Embraer S.A. .......................................       247,178
     13,309  Estacio Participacoes S.A. .........................       138,323
     20,953  Gerdau S.A. (Preference Shares) ....................       100,838
     12,060  Itausa - Investimentos Itau S.A. (Preference
                Shares) .........................................        45,673
     26,137  JBS S.A. ...........................................        97,703
     40,646  Kroton Educacional S.A. ............................       255,392
     22,731  Lojas Americanas S.A. (Preference Shares) ..........       128,989
     11,650  Metalurgica Gerdau S.A. (Preference Shares) ........        67,347
     32,133  Petroleo Brasileiro S.A. (Preference Shares) .......       237,478
     15,920  Porto Seguro S.A. ..................................       184,777
     20,665  Raia Drogasil S.A. .................................       176,785
      8,446  Telefonica Brasil S.A. (Preference Shares) .........       167,005
     17,116  Tim Participacoes S.A. .............................        90,134
      5,541  Ultrapar Participacoes S.A. ........................       117,283
      8,318  WEG S.A. ...........................................        97,087
                                                                   ------------
                                                                      3,974,519
                                                                   ------------

             CHILE - 12.1%
     10,172  Antarchile S.A. ....................................       131,789
        796  Banco de Credito e Inversiones .....................        45,110
    366,311  Colbun S.A. ........................................        92,782
     12,473  Embotelladora Andina S.A. (Preference Shares) ......        40,348
      6,909  Empresas COPEC S.A. ................................        84,778
    435,692  Enersis S.A. .......................................       137,880
     14,771  ENTEL Chile S.A. ...................................       167,350
      8,947  Latam Airlines Group S.A. (b).......................       102,531
                                                                   ------------
                                                                        802,568
                                                                   ------------

             COLOMBIA - 2.3%
      8,776  Cementos Argos S.A. ................................        46,806
     65,855  Ecopetrol S.A. .....................................       102,929
                                                                   ------------
                                                                        149,735
                                                                   ------------

             LUXEMBOURG - 2.2%
      6,077  Ternium S.A., ADR ..................................       146,152
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND  (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             MEXICO - 19.5%
    110,891  Cemex S.A.B. de C.V. (b)............................  $    144,491
     21,722  Gruma S.A.B. de C.V., Class B (b)...................       232,577
      7,694  Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
                Series B ........................................        51,857
     17,075  Grupo Carso S.A.B. de C.V., Series A1 ..............        99,726
     14,224  Grupo Mexico S.A.B. de C.V., Series B ..............        47,796
     26,169  Grupo Sanborns S.A.B. de C.V. ......................        43,802
     13,471  Grupo Televisa S.A.B. ..............................        91,425
     44,260  Megacable Holdings S.A.B. de C.V. ..................       210,087
     69,258  OHL Mexico S.A.B. de C.V. (b).......................       187,964
     13,322  Promotora y Operadora de Infraestructura S.A.B. de
                C.V. (b).........................................       182,355
                                                                   ------------
                                                                      1,292,080
                                                                   ------------

             SPAIN - 3.6%
     26,938  Cemex Latam Holdings S.A. (b).......................       239,449
                                                                   ------------

             TOTAL INVESTMENTS - 99.8% ..........................     6,604,503
             (Cost $6,964,512) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.2% ............        13,607
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  6,618,110
                                                                   ============

-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $302,309 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $662,318.

      ADR   American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks*................................  $     6,604,503  $   6,604,503  $            --  $            --
                                                ===============  =============  ===============   ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


* See Portfolio of Investments for country breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND  (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Electric Utilities                                             9.3%
        Oil, Gas & Consumable Fuels                                    8.2
        Construction Materials                                         6.5
        Independent Power and Renewable Electricity Producers          6.0
        Diversified Consumer Services                                  5.9
        Metals & Mining                                                5.5
        Food Products                                                  5.0
        Media                                                          4.5
        Wireless Telecommunication Services                            3.9
        Aerospace & Defense                                            3.7
        Transportation Infrastructure                                  3.6
        Banks                                                          3.5
        Industrial Conglomerates                                       3.5
        Real Estate Management & Development                           3.1
        Water Utilities                                                2.9
        Insurance                                                      2.8
        IT Services                                                    2.8
        Construction & Engineering                                     2.8
        Food & Staples Retailing                                       2.7
        Multiline Retail                                               2.6
        Diversified Telecommunication Services                         2.5
        Paper & Forest Products                                        2.2
        Capital Markets                                                2.1
        Airlines                                                       1.5
        Machinery                                                      1.5
        Beverages                                                      0.6
        Chemicals                                                      0.6
--------------------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.8
        NET OTHER ASSETS AND LIABILITIES                               0.2
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND  (FBZ)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.8%

             AEROSPACE & DEFENSE - 0.8%
      3,670  Embraer S.A. .......................................  $     36,209
                                                                   ------------

             BANKS - 16.3%
      6,895  Banco Bradesco S.A. ................................        98,591
      9,248  Banco Bradesco S.A. (Preference Shares) ............       131,631
      5,964  Banco do Brasil S.A. ...............................        61,644
      9,802  Banco Santander Brasil S.A. ........................        63,391
      4,891  Itau Unibanco Holding S.A. .........................        62,802
      4,636  Itau Unibanco Holding S.A. (Preference Shares) .....        64,149
     34,070  Itausa - Investimentos Itau S.A. ...................       125,410
     34,109  Itausa - Investimentos Itau S.A. (Preference
                Shares) .........................................       129,176
                                                                   ------------
                                                                        736,794
                                                                   ------------

             CAPITAL MARKETS - 4.5%
      9,425  CETIP S.A. - Mercados Organizados ..................       116,670
      6,462  Grupo BTG Pactual ..................................        85,139
                                                                   ------------
                                                                        201,809
                                                                   ------------

             CHEMICALS - 1.5%
     10,518  Braskem S.A. (Preference Shares) ...................        69,611
                                                                   ------------

             DIVERSIFIED CONSUMER SERVICES - 6.3%
     12,667  Estacio Participacoes S.A. .........................       131,651
     23,920  Kroton Educacional S.A. ............................       150,297
                                                                   ------------
                                                                        281,948
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.7%
      6,394  BM&FBovespa S.A. ...................................        29,230
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 10.9%
    178,131  Oi S.A. (b) ........................................       130,264
    190,007  Oi S.A. (Preference Shares) (b).....................       135,068
      7,515  Telefonica Brasil S.A. .............................       129,807
      4,940  Telefonica Brasil S.A. (Preference Shares) .........        97,680
                                                                   ------------
                                                                        492,819
                                                                   ------------

             ELECTRIC UTILITIES - 7.0%
     11,597  Centrais Electricas Brasileiras S.A. ...............        31,080
     23,421  Cia Energetica de Minas Gerais .....................       144,483
     22,956  Cia Energetica de Minas Gerais (Preference Shares) .       140,582
                                                                   ------------
                                                                        316,145
                                                                   ------------

             FOOD & STAPLES RETAILING - 0.7%
        720  Cia Brasileira de Distribuicao (Preference Shares)..        31,430
                                                                   ------------

             FOOD PRODUCTS - 3.0%
      1,388  BRF S.A. ...........................................        33,025
     19,501  JBS S.A. ...........................................        72,897
        758  M Dias Branco S.A. .................................        30,230
                                                                   ------------
                                                                        136,152
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND  (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             GAS UTILITIES - 2.0%
      4,537  Cia de Gas de Sao Paulo COMGAS (Preference Shares)..  $     91,194
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 2.5%
     11,357  Qualicorp S.A. (a)..................................       112,375
                                                                   ------------

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                PRODUCERS - 3.2%
     10,662  Cia Energetica de Sao Paulo (Preference Shares) ....       114,036
      2,246  Tractebel Energia S.A. .............................        31,574
                                                                   ------------
                                                                        145,610
                                                                   ------------

             INSURANCE - 4.5%
     11,421  BB Seguridade Participacoes S.A. ...................       150,242
      4,652  Porto Seguro S.A. ..................................        53,994
                                                                   ------------
                                                                        204,236
                                                                   ------------

             INTERNET & CATALOG RETAIL - 3.9%
     13,233  B2W Cia Digital ....................................       177,323
                                                                   ------------

             IT SERVICES - 3.0%
      8,143  Cielo S.A. .........................................       133,069
                                                                   ------------

             MACHINERY - 2.7%
     10,478  WEG S.A. ...........................................       122,299
                                                                   ------------

             METALS & MINING - 2.5%
     22,907  Gerdau S.A. (Preference Shares) ....................       110,242
                                                                   ------------

             MULTILINE RETAIL - 4.0%
     15,767  Lojas Americanas S.A. (Preference Shares) ..........        89,472
      3,140  Lojas Renner S.A. ..................................        91,182
                                                                   ------------
                                                                        180,654
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 7.7%
      3,696  Cosan S.A. Industria e Comercio ....................        59,402
     22,815  Petroleo Brasileiro S.A. ...........................       160,784
     17,143  Petroleo Brasileiro S.A. (Preference Shares) .......       126,694
                                                                   ------------
                                                                        346,880
                                                                   ------------

             PAPER & FOREST PRODUCTS - 2.8%
     24,646  Duratex S.A. .......................................        91,022
      8,832  Suzano Papel e Celulose S.A. (Preference Shares) ...        35,505
                                                                   ------------
                                                                        126,527
                                                                   ------------

             PERSONAL PRODUCTS - 1.8%
     11,548  Hypermarcas S.A. (a)................................        82,939
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
      7,883  BR Malls Participacoes S.A. ........................        62,252
                                                                   ------------

             ROAD & RAIL - 2.0%
      6,101  Localiza Rent a Car S.A. ...........................        88,459
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 1.1%
      4,027  Arteris S.A. .......................................        25,829


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND  (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             TRANSPORTATION INFRASTRUCTURE (CONTINUED)
      4,894  EcoRodovias Infraestrutura e Logistica S.A. ........  $     24,113
                                                                   ------------
                                                                         49,942
                                                                   ------------

             WATER UTILITIES - 1.7%
      9,440  Cia de Saneamento Basico do Estado de Sao Paulo ....        76,284
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 1.3%
     11,471  Tim Participacoes S.A. .............................        60,407
                                                                   ------------

             TOTAL INVESTMENTS - 99.8% ..........................     4,502,839
             (Cost $4,728,823) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.2% ............         8,750
                                                                   ------------

             NET ASSETS - 100.0% ................................  $  4,511,589
                                                                   ============

-----------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $241,580 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $467,564.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks*................................  $     4,502,839  $   4,502,839  $            --   $           --
                                                ===============  =============  ===============   ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.



        COUNTRY ALLOCATION**                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Brazil                                                        99.8%
        Net Other Assets and Liabilities                               0.2
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND  (FCA)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.8%

             AEROSPACE & DEFENSE - 0.8%
     76,800  AviChina Industry & Technology Co., Ltd., Class H...  $     54,795
                                                                   ------------

             AUTOMOBILES - 3.9%
    605,999  Geely Automobile Holdings Ltd. .....................       253,643
                                                                   ------------

             BANKS - 5.8%
     96,000  Bank of China Ltd., Class H ........................        42,901
    281,200  China CITIC Bank Corp., Ltd., Class H ..............       170,570
     93,800  China Minsheng Banking Corp., Ltd., Class H ........        85,769
    184,000  Chongqing Rural Commercial Bank, Class H ...........        83,412
                                                                   ------------
                                                                        382,652
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 1.2%
     60,000  China Everbright International Ltd. ................        79,280
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 2.8%
    253,600  China Communications Construction Co., Ltd.,
                Class H .........................................       182,896
                                                                   ------------

             CONSTRUCTION MATERIALS - 3.4%
    192,400  China National Building Material Co., Ltd.,
                Class H .........................................       174,687
     67,200  China Resources Cement Holdings Ltd. ...............        46,042
                                                                   ------------
                                                                        220,729
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 6.4%
     86,800  China Communications Services Corp., Ltd.,
                Class H .........................................        40,131
    347,600  China Telecom Corp., Ltd., Class H .................       213,085
    109,600  China Unicom Hong Kong Ltd. ........................       163,733
                                                                   ------------
                                                                        416,949
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 0.6%
      6,600  AAC Technologies Holdings, Inc. ....................        38,334
                                                                   ------------

             GAS UTILITIES - 2.6%
    102,400  China Gas Holdings Ltd. ............................       169,857
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 0.9%
     15,360  Sinopharm Group Co., Ltd. ..........................        56,080
                                                                   ------------

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                PRODUCERS - 1.8%
     14,400  China Resources Power Holdings Co., Ltd. ...........        38,852
     74,800  Huaneng Power International, Inc., Class H .........        81,689
                                                                   ------------
                                                                        120,541
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 3.1%
    121,913  CITIC Ltd. .........................................       204,422
                                                                   ------------

             INSURANCE - 3.8%
     47,760  China Taiping Insurance Holdings Co., Ltd. (a)......       103,456
     84,000  PICC Property & Casualty Co., Ltd., Class H ........       148,856
                                                                   ------------
                                                                        252,312
                                                                   ------------

             INTERNET & CATALOG RETAIL - 5.0%
      1,993  Ctrip.com International Ltd., ADR (a)...............       113,123


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND  (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INTERNET & CATALOG RETAIL (CONTINUED)
      1,133  Vipshop Holdings Ltd., ADR (a)......................  $    214,148
                                                                   ------------
                                                                        327,271
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 4.9%
        911  Baidu, Inc., ADR (a)................................       198,808
      8,360  Tencent Holdings Ltd. ..............................       124,137
                                                                   ------------
                                                                        322,945
                                                                   ------------

             MACHINERY - 4.0%
     36,200  Haitian International Holdings Ltd. ................        82,145
    197,000  Yangzijiang Shipbuilding Holdings Ltd. .............       182,222
                                                                   ------------
                                                                        264,367
                                                                   ------------

             METALS & MINING - 3.4%
    296,401  China Hongqiao Group Ltd. ..........................       224,070
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 8.7%
    178,800  China Petroleum & Chemical Corp., Class H ..........       156,582
     44,250  China Shenhua Energy Co., Ltd., Class H ............       123,378
     94,898  CNOOC Ltd. .........................................       162,546
    100,800  PetroChina Co., Ltd., Class H ......................       129,167
                                                                   ------------
                                                                        571,673
                                                                   ------------

             PAPER & FOREST PRODUCTS - 0.7%
     63,600  Nine Dragons Paper Holdings Ltd. ...................        45,622
                                                                   ------------

             PHARMACEUTICALS - 4.2%
     69,600  China Medical System Holdings Ltd. .................       119,214
    208,600  Sihuan Pharmaceutical Holdings Group Ltd. ..........       157,427
                                                                   ------------
                                                                        276,641
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 21.1%
     36,000  China Overseas Land & Investment Ltd. ..............        92,540
     69,600  China Resources Land Ltd. ..........................       143,774
    405,999  China South City Holdings Ltd. .....................       188,755
    216,000  Country Garden Holdings Co., Ltd. ..................        81,506
    548,686  Evergrande Real Estate Group Ltd. ..................       204,922
    172,320  Guangzhou R&F Properties Co., Ltd., Class H ........       174,210
    104,400  Longfor Properties Co., Ltd. .......................       119,662
     69,700  Shimao Property Holdings Ltd. ......................       140,929
     84,648  Sino-Ocean Land Holdings Ltd. ......................        44,478
    270,300  SOHO China Ltd. ....................................       195,636
                                                                   ------------
                                                                      1,386,412
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
  1,970,397  Semiconductor Manufacturing International
                Corp. (a)........................................       200,469
     33,600  Shunfeng Photovoltaic International Ltd. (a)........        30,334
                                                                   ------------
                                                                        230,803
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.6%
    156,600  Lenovo Group Ltd. ..................................       233,140
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND  (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             TRANSPORTATION INFRASTRUCTURE - 1.3%
     84,000  Zhejiang Expressway Co., Ltd., Class H .............  $     85,354
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 2.3%
     13,000  China Mobile Ltd. ..................................       150,093
                                                                   ------------

             TOTAL INVESTMENTS - 99.8% ..........................     6,550,881
             (Cost $6,432,882) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.2% ............        14,757
                                                                   ------------

             NET ASSETS - 100.0% ................................  $  6,565,638
                                                                   ============

-----------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $402,375 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $284,376.

      ADR   American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks * ..............................  $     6,550,881  $   6,550,881  $            --  $            --
                                                ===============  =============  ===============   ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND  (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

        COUNTRY ALLOCATION**                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Cayman Islands                                                38.5%
        China                                                         30.5
        Hong Kong                                                     22.3
        Bermuda                                                        5.7
        Singapore                                                      2.8
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.8
        NET OTHER ASSETS AND LIABILITIES                               0.2
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.7%

             AIRLINES - 1.7%
     24,400  Japan Airlines Co., Ltd. ...........................  $    667,426
                                                                   ------------

             AUTO COMPONENTS - 9.7%
     10,100  Aisin Seiki Co., Ltd. ..............................       364,217
      7,600  Bridgestone Corp. ..................................       250,989
     26,400  Koito Manufacturing Co., Ltd. ......................       717,079
      4,700  NGK Spark Plug Co., Ltd. ...........................       138,204
     20,000  NOK Corp. ..........................................       458,810
     15,500  Stanley Electric Co., Ltd. .........................       335,227
      9,400  Sumitomo Electric Industries Ltd. ..................       138,889
     46,800  Sumitomo Rubber Industries Ltd. ....................       665,249
      2,500  Toyota Industries Corp. ............................       120,811
     77,000  Yokohama Rubber (The) Co., Ltd. ....................       666,269
                                                                   ------------
                                                                      3,855,744
                                                                   ------------

             AUTOMOBILES - 6.9%
     22,900  Daihatsu Motor Co., Ltd. ...........................       363,519
     11,500  Honda Motor Co., Ltd. ..............................       398,450
     10,500  Isuzu Motors Ltd. ..................................       148,393
     56,900  Nissan Motor Co., Ltd. .............................       554,603
     17,200  Suzuki Motor Corp. .................................       570,145
      4,300  Toyota Motor Corp. .................................       253,393
     23,400  Yamaha Motor Co., Ltd. .............................       457,652
                                                                   ------------
                                                                      2,746,155
                                                                   ------------

             BUILDING PRODUCTS - 1.2%
     24,000  Asahi Glass Co., Ltd. ..............................       130,116
      4,200  Daikin Industries Ltd. .............................       260,329
      9,000  TOTO Ltd. ..........................................        98,965
                                                                   ------------
                                                                        489,410
                                                                   ------------

             CHEMICALS - 8.9%
     34,000  Air Water, Inc. ....................................       505,931
     71,000  Asahi Kasei Corp. ..................................       576,416
     27,000  Daicel Corp. .......................................       293,203
     32,600  Hitachi Chemical Co., Ltd. .........................       579,621
     21,300  Kuraray Co., Ltd. ..................................       249,754
     30,300  Mitsubishi Chemical Holdings Corp. .................       149,076
     98,000  Mitsui Chemicals, Inc. .............................       272,532
     20,000  Nippon Paint Holdings Co., Ltd. ....................       449,510
    110,000  Tosoh Corp. ........................................       445,316
                                                                   ------------
                                                                      3,521,359
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 6.0%
     93,000  Kajima Corp. .......................................       445,179
     94,000  Obayashi Corp. .....................................       643,666
     94,000  Shimizu Corp. ......................................       741,372
     96,000  Taisei Corp. .......................................       541,819
                                                                   ------------
                                                                      2,372,036
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             CONTAINERS & PACKAGING - 0.3%
      8,800  Toyo Seikan Group Holdings Ltd. ....................  $    109,042
                                                                   ------------

             DISTRIBUTORS - 1.7%
     35,900  Canon Marketing Japan, Inc. ........................       691,323
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
     10,900  Nippon Telegraph & Telephone Corp. .................       677,902
                                                                   ------------

             ELECTRIC UTILITIES - 1.4%
    161,700  Tokyo Electric Power Co., Inc. (a)..................       566,153
                                                                   ------------

             ELECTRICAL EQUIPMENT - 1.6%
      7,200  Mabuchi Motor Co., Ltd. ............................       627,600
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 3.9%
     33,300  Ibiden Co., Ltd. ...................................       648,542
    109,600  Japan Display, Inc. ................................       528,638
     45,000  Nippon Electric Glass Co., Ltd. ....................       219,102
      2,700  TDK Corp. ..........................................       150,663
                                                                   ------------
                                                                      1,546,945
                                                                   ------------

             FOOD PRODUCTS - 1.2%
     22,000  NH Foods Ltd. ......................................       466,578
                                                                   ------------

             GAS UTILITIES - 0.3%
     24,000  Tokyo Gas Co., Ltd. ................................       134,908
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
      3,600  Sysmex Corp. .......................................       144,755
                                                                   ------------

             HOUSEHOLD DURABLES - 2.0%
     18,500  Casio Computer Co., Ltd. (b) .......................       308,347
     17,100  Nikon Corp. ........................................       247,126
     19,600  Sekisui House Ltd. .................................       230,893
                                                                   ------------
                                                                        786,366
                                                                   ------------

             IT SERVICES - 2.0%
     91,000  Fujitsu Ltd. .......................................       560,064
      5,700  Otsuka Corp. .......................................       226,597
                                                                   ------------
                                                                        786,661
                                                                   ------------

             LEISURE PRODUCTS - 0.3%
      8,500  Yamaha Corp. .......................................       111,060
                                                                   ------------

             MACHINERY - 7.1%
     53,000  Amada Co., Ltd. ....................................       504,992
     10,900  Hoshizaki Electric Co., Ltd. .......................       508,849
     24,000  JTEKT Corp. ........................................       401,331
     59,000  Minebea Co., Ltd. ..................................       804,778
      7,000  NGK Insulators Ltd. ................................       166,710
     30,000  NSK Ltd. ...........................................       426,989
                                                                   ------------
                                                                      2,813,649
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             MARINE - 2.4%
    180,000  Mitsui OSK Lines Ltd. ..............................  $    574,425
    141,000  Nippon Yusen K.K. ..................................       371,543
                                                                   ------------
                                                                        945,968
                                                                   ------------

             MEDIA - 1.4%
     54,200  Hakuhodo DY Holdings, Inc. .........................       548,548
                                                                   ------------

             METALS & MINING - 5.5%
      8,000  Hitachi Metals Ltd. ................................       144,135
     26,200  JFE Holdings, Inc. .................................       522,805
    359,000  Kobe Steel Ltd. ....................................       582,649
    114,000  Mitsubishi Materials Corp. .........................       368,999
     84,000  Nippon Steel & Sumitomo Metal Corp. ................       217,975
     26,000  Sumitomo Metal Mining Co., Ltd. ....................       366,027
                                                                   ------------
                                                                      2,202,590
                                                                   ------------

             MULTILINE RETAIL - 0.7%
      2,500  Ryohin Keikaku Co., Ltd. ...........................       297,926
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 3.9%
     18,600  Idemitsu Kosan Co., Ltd. ...........................       394,810
     26,400  Inpex Corp. ........................................       372,982
     50,200  JX Holdings, Inc. ..................................       231,376
     59,200  Showa Shell Sekiyu K.K. ............................       564,606
                                                                   ------------
                                                                      1,563,774
                                                                   ------------

             PAPER & FOREST PRODUCTS - 0.9%
     97,000  Oji Holdings Corp. .................................       367,039
                                                                   ------------

             PHARMACEUTICALS - 1.4%
      8,700  Otsuka Holdings Co., Ltd. ..........................       299,849
      4,700  Santen Pharmaceutical Co., Ltd. ....................       263,123
                                                                   ------------
                                                                        562,972
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.8%
      3,400  Daito Trust Construction Co., Ltd. .................       401,614
     12,800  Daiwa House Industry Co., Ltd. .....................       229,624
     60,000  Tokyo Tatemono Co., Ltd. ...........................       485,252
                                                                   ------------
                                                                      1,116,490
                                                                   ------------

             ROAD & RAIL - 1.0%
        900  Central Japan Railway Co. ..........................       121,573
     34,000  Nagoya Railroad Co., Ltd. ..........................       136,403
      3,000  West Japan Railway Co. .............................       134,292
                                                                   ------------
                                                                        392,268
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
      4,600  Rohm Co., Ltd. .....................................       289,400
      2,100  Tokyo Electron Ltd. ................................       137,058
                                                                   ------------
                                                                        426,458
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             SOFTWARE - 0.3%
     14,200  Nexon Co., Ltd. ....................................  $    117,173
                                                                   ------------

             SPECIALTY RETAIL - 1.8%
      7,700  ABC-Mart, Inc. .....................................       393,161
      4,900  Nitori Holdings Co., Ltd. ..........................       303,360
                                                                   ------------
                                                                        696,521
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.8%
     38,800  Brother Industries Ltd. ............................       717,805
      8,200  Canon, Inc. ........................................       266,953
     14,400  FUJIFILM Holdings Corp. ............................       442,471
     45,100  Ricoh Co., Ltd. ....................................       484,411
     16,000  Seiko Epson Corp. ..................................       768,817
                                                                   ------------
                                                                      2,680,457
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 1.6%
     28,900  Asics Corp. ........................................       651,123
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 8.1%
     41,800  ITOCHU Corp. .......................................       510,709
     73,800  Marubeni Corp. .....................................       505,211
     26,000  Mitsubishi Corp. ...................................       532,446
     41,900  Mitsui & Co., Ltd. .................................       660,734
     50,000  Sumitomo Corp. .....................................       551,858
     18,700  Toyota Tsusho Corp. ................................       455,586
                                                                   ------------
                                                                      3,216,544
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 1.7%
      2,300  KDDI Corp. .........................................       138,262
     31,400  NTT DOCOMO, Inc. ...................................       524,073
                                                                   ------------
                                                                        662,335
                                                                   ------------
             TOTAL COMMON STOCKS ................................    39,563,258
             (Cost $41,191,148)                                    ------------

MONEY MARKET FUNDS - 0.6%
    236,621  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.01% (c) (d) ......       236,621
                                                                   ------------
             TOTAL MONEY MARKET FUNDS ...........................       236,621
             (Cost $236,621)                                       ------------

             TOTAL INVESTMENTS - 100.3% .........................    39,799,879
             (Cost $41,427,769) (e)

             NET OTHER ASSETS AND LIABILITIES - (0.3%) ..........      (108,296)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 39,691,583
                                                                   ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

-----------------------------

      (a)   Non-income producing security.

      (b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $224,594 and the total value of the collateral held by the Fund is $236,621.

      (c)   Interest rate shown reflects yield as of September 30, 2014.

      (d)   This security serves as collateral for securities on loan.

      (e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $782,416 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,410,306.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks *...............................  $    39,563,258  $  39,563,258  $            --   $           --
Money Market Funds............................          236,621        236,621               --               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $    39,799,879  $  39,799,879  $            --  $            --
                                                ===============  =============  ===============   ==============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.

        COUNTRY ALLOCATION**                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Japan                                                         99.7%
        United States                                                  0.6
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                            100.3
        NET OTHER ASSETS AND LIABILITIES                              (0.3)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AIR FREIGHT & LOGISTICS - 3.0%
        407  Hyundai Glovis Co., Ltd. ...........................  $    124,192
                                                                   ------------

             AUTO COMPONENTS - 4.8%
        599  Halla Visteon Climate Control Corp. ................        29,063
        909  Hankook Tire Co., Ltd. .............................        44,362
        290  Hyundai Mobis Co., Ltd. ............................        70,628
        280  Hyundai Wia Corp. ..................................        57,048
                                                                   ------------
                                                                        201,101
                                                                   ------------

             AUTOMOBILES - 5.5%
        598  Hyundai Motor Co. ..................................       107,954
      2,424  Kia Motors Corp. ...................................       123,354
                                                                   ------------
                                                                        231,308
                                                                   ------------

             BANKS - 3.5%
        732  Hana Financial Group, Inc. .........................        26,706
      6,097  Industrial Bank of Korea ...........................        92,156
        779  KB Financial Group, Inc. ...........................        28,458
                                                                   ------------
                                                                        147,320
                                                                   ------------

             BUILDING PRODUCTS - 2.9%
        178  KCC Corp. ..........................................       121,281
                                                                   ------------

             CHEMICALS - 1.0%
         93  LG Chem Ltd. .......................................        22,517
        149  Lotte Chemical Corp. ...............................        19,839
                                                                   ------------
                                                                         42,356
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 2.2%
      1,190  KEPCO Plant Service & Engineering Co., Ltd. ........        94,275
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 2.0%
      6,257  Daewoo Engineering & Construction Co., Ltd. (a).....        45,538
        783  Doosan Heavy Industries & Construction Co., Ltd. ...        19,329
        343  Samsung Engineering Co., Ltd. (a)...................        19,568
                                                                   ------------
                                                                         84,435
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.0%
        196  Neo Holdings Co., Ltd. (a) (b)......................             0
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 4.7%
      1,796  KT Corp. ...........................................        58,378
     11,904  LG Uplus Corp. .....................................       139,317
                                                                   ------------
                                                                        197,695
                                                                   ------------

             ELECTRIC UTILITIES - 3.2%
      2,942  Korea Electric Power Corp. .........................       134,380
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                - 5.4%
      1,726  LG Display Co., Ltd. (a)............................        55,611
        946  LG Innotek Co., Ltd. (a)............................       103,094


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                (CONTINUED)
      1,412  Samsung Electro-Mechanics Co., Ltd. ................  $     66,235
                                                                   ------------
                                                                        224,940
                                                                   ------------

             FOOD & STAPLES RETAILING - 1.9%
        355  E-Mart Co., Ltd. ...................................        77,543
                                                                   ------------

             FOOD PRODUCTS - 3.5%
        398  CJ CheilJedang Corp. ...............................       146,150
                                                                   ------------

             GAS UTILITIES - 1.2%
        994  Korea Gas Corp. (a).................................        51,808
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 4.7%
        901  Hotel Shilla Co., Ltd. .............................       102,032
      2,935  Paradise Co., Ltd. .................................        96,095
                                                                   ------------
                                                                        198,127
                                                                   ------------

             HOUSEHOLD DURABLES - 3.5%
        972  Coway Co., Ltd. ....................................        77,650
      1,108  LG Electronics, Inc. ...............................        68,984
                                                                   ------------
                                                                        146,634
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 7.2%
        784  CJ Corp. ...........................................       129,274
        878  LG Corp. ...........................................        63,900
        601  SK Holdings Co., Ltd. ..............................       107,357
                                                                   ------------
                                                                        300,531
                                                                   ------------

             INSURANCE - 2.1%
        528  Dongbu Insurance Co., Ltd. .........................        29,771
        213  Samsung Fire & Marine Insurance Co., Ltd. ..........        57,022
                                                                   ------------
                                                                         86,793
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 0.6%
         33  NAVER Corp. ........................................        25,237
                                                                   ------------

             IT SERVICES - 2.7%
        494  SK C&C Co., Ltd. ...................................       113,523
                                                                   ------------

             METALS & MINING - 7.0%
      1,844  Hyundai Steel Co. ..................................       129,661
        138  Korea Zinc Co., Ltd. ...............................        51,002
        361  POSCO ..............................................       112,380
                                                                   ------------
                                                                        293,043
                                                                   ------------

             MULTILINE RETAIL - 4.6%
        395  Hyundai Department Store Co., Ltd. .................        60,078
        445  Lotte Shopping Co., Ltd. ...........................       133,258
                                                                   ------------
                                                                        193,336
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 2.1%
      1,825  GS Holdings ........................................        69,697


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS (CONTINUED)
        243  SK Innovation Co., Ltd. ............................  $     18,675
                                                                   ------------
                                                                         88,372
                                                                   ------------

             PERSONAL PRODUCTS - 8.8%
         72  Amorepacific Corp. .................................       163,207
        184  AMOREPACIFIC Group .................................       203,834
                                                                   ------------
                                                                        367,041
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
      2,826  SK Hynix, Inc. (a)..................................       125,198
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.8%
        104  Samsung Electronics Co., Ltd. ......................       116,689
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 3.1%
      1,839  Samsung C&T Corp. ..................................       131,749
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 3.0%
        464  SK Telecom Co., Ltd. ...............................       127,515
                                                                   ------------

             TOTAL INVESTMENTS - 100.0% .........................     4,192,572
             (Cost $3,607,622) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.0% ............           638
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  4,193,210
                                                                   ============

-----------------------------

      (a)   Non-income producing security.

      (b) This security is fair valued by First Trust Advisors L.P.'s Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2014, securities noted as such are valued at $0 or 0.00% of net assets.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $750,850 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $165,900.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
   Diversified Financial Services.............  $            --* $          --  $            --*  $           --
    Other Industry Categories**...............        4,192,572      4,192,572               --               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $     4,192,572  $   4,192,572  $            --*  $           --
                                                ===============  =============  ===============   ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.

        COUNTRY ALLOCATION***                                   % OF NET ASSETS
        ------------------------------------------------------------------------
        South Korea                                                  100.0%
        Net Other Assets and Liabilities                               0.0
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

*   Investment is valued at zero.
**  See Portfolio of Investments for industry breakout.
*** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 99.0%

             AUSTRALIA - 1.9%
    438,570  Dexus Property Group ...............................  $    426,229
     65,661  Federation Centres .................................       148,323
     88,551  Fortescue Metals Group Ltd. ........................       269,807
     14,680  Leighton Holdings Ltd. .............................       248,064
      6,441  Ramsay Health Care Ltd. ............................       282,479
      6,357  REA Group Ltd. .....................................       240,891
     35,279  Seek Ltd. ..........................................       500,703
     46,604  TPG Telecom Ltd. ...................................       279,100
                                                                   ------------
                                                                      2,395,596
                                                                   ------------

             AUSTRIA - 0.8%
     15,820  OMV AG .............................................       532,406
     20,938  Verbund AG (b)......................................       421,677
                                                                   ------------
                                                                        954,083
                                                                   ------------

             BELGIUM - 0.6%
      6,606  Cie d'Entreprises CFE ..............................       681,764
      3,741  KBC Ancora (c)......................................       112,339
                                                                   ------------
                                                                        794,103
                                                                   ------------

             BERMUDA - 2.1%
    916,989  Brightoil Petroleum Holdings Ltd. (c)...............       286,971
     59,819  Guoco Group Ltd. ...................................       746,885
    215,880  Kerry Properties Ltd. ..............................       723,553
     85,413  NWS Holdings Ltd. ..................................       153,999
     12,203  Seadrill Ltd. ......................................       327,262
     87,786  Shangri-La Asia Ltd. ...............................       130,014
     88,334  Yue Yuen Industrial Holdings Ltd. ..................       269,614
                                                                   ------------
                                                                      2,638,298
                                                                   ------------

             CANADA - 7.8%
     26,594  Alimentation Couche-Tard, Inc., Class B ............       850,334
      7,844  Boardwalk Real Estate Investment Trust .............       482,567
     30,770  Calloway Real Estate Investment Trust (b)...........       706,643
      8,367  CCL Industries, Inc., Class B ......................       836,140
      2,365  Constellation Software, Inc. .......................       594,423
     27,276  Dream Office Real Estate Investment Trust ..........       680,956
      6,714  Encana Corp. .......................................       142,559
      4,203  Genworth MI Canada, Inc. ...........................       132,851
      9,561  Husky Energy, Inc. .................................       262,427
     14,511  Jean Coutu Group PJC (The), Inc., Class A ..........       304,226
     15,544  Linamar Corp. ......................................       802,217
      7,458  Magna International, Inc. ..........................       707,876
      8,963  Methanex Corp. .....................................       598,307
      4,887  Metro, Inc. ........................................       326,833
      7,749  Onex Corp. .........................................       431,472
     23,885  Pacific Rubiales Energy Corp. ......................       400,518
      3,774  Pembina Pipeline Corp. .............................       158,987
     11,906  RioCan Real Estate Investment Trust (b).............       272,893
      8,211  Suncor Energy, Inc. ................................       297,149


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CANADA (CONTINUED)
     13,290  Teck Resources Ltd., Class B .......................  $    251,690
      3,269  Valeant Pharmaceuticals International, Inc. (c).....       428,346
                                                                   ------------
                                                                      9,669,414
                                                                   ------------

             CAYMAN ISLANDS - 0.4%
    852,373  New World China Land Ltd. ..........................       483,002
                                                                   ------------

             DENMARK - 1.0%
         59  AP Moeller - Maersk A.S., Class B ..................       140,153
      4,658  H Lundbeck A.S. ....................................       104,011
      8,679  Pandora A.S. .......................................       680,501
      7,145  Vestas Wind Systems A.S. (c)........................       279,324
                                                                   ------------
                                                                      1,203,989
                                                                   ------------

             FINLAND - 0.9%
      6,583  Kesko OYJ, Class B .................................       235,721
     28,165  Neste Oil OYJ ......................................       579,853
     41,827  Outokumpu OYJ (c)...................................       291,619
                                                                   ------------
                                                                      1,107,193
                                                                   ------------

             FRANCE - 4.4%
     47,757  Air France-KLM (b) (c)..............................       447,812
        228  Bollore S.A. (b)....................................       129,531
     45,527  Credit Agricole S.A. ...............................       686,872
      9,593  Eiffage S.A. .......................................       535,062
     10,889  Electricite de France S.A. .........................       357,175
     13,589  Faurecia ...........................................       434,582
     11,246  Groupe Eurotunnel S.A. .............................       137,384
      3,069  Ingenico ...........................................       313,515
      6,494  Orpea ..............................................       403,715
     36,797  Peugeot S.A. (c)....................................       471,968
     19,343  Plastic Omnium S.A. ................................       462,726
      2,954  Renault S.A. .......................................       213,976
      7,066  Suez Environnement Co. .............................       119,546
      5,096  Valeo S.A. .........................................       567,120
      1,935  Vinci S.A. .........................................       112,436
        921  Wendel S.A. ........................................       104,415
                                                                   ------------
                                                                      5,497,835
                                                                   ------------

             GERMANY - 3.1%
     12,602  Celesio AG .........................................       419,253
      1,200  Continental AG .....................................       228,334
     17,224  CTS Eventim AG & Co KGaA ...........................       486,654
      3,040  Daimler AG .........................................       233,183
     10,961  Deutsche Lufthansa AG ..............................       173,123
      7,345  E.ON SE ............................................       134,472
     14,741  Evonik Industries AG ...............................       510,895
      8,210  Freenet AG .........................................       213,666
      8,742  K+S AG .............................................       247,939
      5,594  Porsche Automobil Holding SE (Preference Shares) ...       448,235


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
      2,042  Rheinmetall AG .....................................  $     98,266
      4,484  Rhoen Klinikum AG ..................................       136,038
     10,079  Suedzucker AG (b)...................................       158,365
      3,057  United Internet AG .................................       130,101
      1,108  Volkswagen AG (Preference Shares) ..................       230,071
                                                                   ------------
                                                                      3,848,595
                                                                   ------------

             GREECE - 0.8%
    291,494  Alpha Bank AE (c)...................................       226,057
     52,104  Piraeus Bank S.A. (c)...............................        88,186
     34,736  Public Power Corp. S.A. (c).........................       412,409
     12,313  Titan Cement Co. S.A. ..............................       307,928
                                                                   ------------
                                                                      1,034,580
                                                                   ------------

             HONG KONG - 6.5%
     43,646  Cheung Kong Holdings Ltd. ..........................       718,360
    342,902  Fosun International Ltd. ...........................       410,695
    135,802  Henderson Land Development Co., Ltd. ...............       879,713
    125,419  Hopewell Holdings Ltd. .............................       439,338
    165,483  Hysan Development Co., Ltd. ........................       758,700
    145,884  Link REIT ..........................................       841,691
    428,901  New World Development Co., Ltd. ....................       499,336
    488,835  Sino Land Co., Ltd. ................................       759,236
     58,657  Sun Hung Kai Properties Ltd. .......................       831,714
    100,880  Swire Properties Ltd. ..............................       315,053
    112,597  Wharf Holdings Ltd. ................................       801,173
    184,117  Wheelock & Co., Ltd. ...............................       880,886
                                                                   ------------
                                                                      8,135,895
                                                                   ------------

             IRELAND - 1.3%
  1,353,369  Bank of Ireland (c).................................       531,615
     13,213  DCC PLC ............................................       733,001
      6,042  ICON PLC (c)........................................       345,784
                                                                   ------------
                                                                      1,610,400
                                                                   ------------

             ISLE OF MAN (U.K.) - 0.4%
     38,202  Playtech PLC .......................................       444,666
                                                                   ------------

             ISRAEL - 0.2%
      1,296  Taro Pharmaceutical Industries Ltd. (c).............       199,403
                                                                   ------------

             ITALY - 6.6%
    110,743  A2A S.p.A. .........................................       109,801
     38,813  ACEA S.p.A. ........................................       471,109
    188,791  Banca Monte dei Paschi di Siena S.p.A. (c)..........       248,944
     24,989  Banca Popolare dell'Emilia Romagna SC (c)...........       198,843
    644,116  Banca Popolare di Milano Scarl (c)..................       520,266
     33,020  Banco Popolare SC (c)...............................       485,040
     57,735  Credito Emiliano S.p.A. ............................       477,640
    101,471  Enel S.p.A. ........................................       538,541
     11,446  Eni S.p.A. .........................................       272,801


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             ITALY (CONTINUED)
     61,661  Fiat S.p.A. (c).....................................  $    595,010
     72,720  Finmeccanica S.p.A. (c).............................       707,696
     98,312  Hera S.p.A. ........................................       260,267
    127,086  Intesa Sanpaolo S.p.A. .............................       386,201
     53,164  Italcementi S.p.A. .................................       341,116
     24,617  Recordati S.p.A. ...................................       403,581
    117,616  Salini Impregilo S.p.A. (b) (c).....................       444,476
     59,686  Societa Iniziative Autostradali e Servizi S.p.A. ...       641,538
     30,471  Unione di Banche Italiane SCpA .....................       256,319
     91,894  Unipol Gruppo Finanziario S.p.A. ...................       444,768
    149,940  UnipolSai S.p.A. ...................................       424,215
                                                                   ------------
                                                                      8,228,172
                                                                   ------------

             JAPAN - 25.0%
     11,700  Aisin Seiki Co., Ltd. ..............................       421,915
     43,600  Alfresa Holdings Corp. .............................       628,508
     21,000  Asahi Glass Co., Ltd. ..............................       113,851
     61,000  Asahi Kasei Corp. ..................................       495,230
     21,600  Asics Corp. ........................................       486,652
     30,700  Brother Industries Ltd. ............................       567,953
      9,300  Canon, Inc. ........................................       302,764
      2,100  Central Japan Railway Co. ..........................       283,670
      5,600  Coca-Cola East Japan Co., Ltd. .....................       111,157
     36,000  Daicel Corp. .......................................       390,937
      8,300  Daihatsu Motor Co., Ltd. ...........................       131,756
     31,500  Dena Co., Ltd. (b)..................................       400,661
     31,800  F@N Communications, Inc. (b)........................       365,044
     15,900  FUJIFILM Holdings Corp. ............................       488,562
    116,000  Fujitsu Ltd. .......................................       713,927
      8,600  Hikari Tsushin, Inc. ...............................       610,841
     41,900  Hitachi Chemical Co., Ltd. .........................       744,974
      4,600  Hoya Corp. .........................................       154,515
     21,600  Ibiden Co., Ltd. ...................................       420,676
     28,100  Idemitsu Kosan Co., Ltd. ...........................       596,460
     10,900  Inpex Corp. ........................................       153,996
     35,500  Isuzu Motors Ltd. ..................................       501,710
     49,100  ITOCHU Corp. .......................................       599,900
     29,200  Japan Airlines Co., Ltd. ...........................       798,723
     23,000  JFE Holdings, Inc. .................................       458,951
    119,100  JX Holdings, Inc. ..................................       548,940
      2,100  KDDI Corp. .........................................       126,239
     30,900  Kirin Holdings Co., Ltd. ...........................       410,356
    433,000  Kobe Steel Ltd. ....................................       702,749
     37,800  Kuraray Co., Ltd. ..................................       443,226
     15,500  LIXIL Group Corp. ..................................       331,128
     26,242  M3, Inc. ...........................................       421,116
     62,400  Marubeni Corp. .....................................       427,170
     28,300  Medipal Holdings Corp. .............................       343,961
     82,000  Minebea Co., Ltd. ..................................     1,118,505


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
     23,300  Mitsubishi Corp. ...................................  $    477,153
    151,000  Mitsubishi Materials Corp. .........................       488,762
     40,500  Mitsui & Co., Ltd. .................................       638,657
    141,000  NEC Corp. ..........................................       487,249
     50,900  Nexon Co., Ltd. ....................................       420,009
      8,000  NH Foods Ltd. ......................................       169,665
      9,500  Nidec Corp. ........................................       642,717
      9,000  Nikon Corp. ........................................       130,066
    104,000  Nippon Steel & Sumitomo Metal Corp. ................       269,874
     10,500  Nippon Telegraph & Telephone Corp. .................       653,025
     99,000  Nippon Yusen K.K. ..................................       260,871
     48,400  Nissan Motor Co., Ltd. .............................       471,754
     35,100  NOK Corp. ..........................................       805,212
     36,200  NTT DOCOMO, Inc. ...................................       604,186
     33,000  Oji Holdings Corp. .................................       124,869
     19,200  Otsuka Holdings Co., Ltd. ..........................       661,737
     12,100  Ricoh Co., Ltd. ....................................       129,964
     25,500  Sega Sammy Holdings, Inc. ..........................       410,372
     23,200  Seiko Epson Corp. ..................................     1,114,785
     12,000  Sekisui Chemical Co., Ltd. .........................       137,643
     11,300  Sekisui House Ltd. .................................       133,117
     29,000  Shimizu Corp. ......................................       228,721
     30,800  Shionogi & Co., Ltd. ...............................       706,568
     64,200  Showa Shell Sekiyu K.K. ............................       612,293
     33,900  Sumitomo Corp. .....................................       374,160
     56,000  Sumitomo Metal Mining Co., Ltd. ....................       788,366
     45,000  Sumitomo Rubber Industries Ltd. ....................       639,663
      7,100  Suzuken Co., Ltd. ..................................       204,568
      5,400  Suzuki Motor Corp. .................................       178,999
     35,500  Tokyo Electric Power Co., Inc. (c)..................       124,294
     30,000  Tokyo Gas Co., Ltd. ................................       168,635
     17,000  Toppan Printing Co., Ltd. ..........................       122,143
     17,800  Toyo Seikan Group Holdings Ltd. ....................       220,563
      9,000  Toyota Industries Corp. ............................       434,921
      5,100  Toyota Motor Corp. .................................       300,536
      3,600  West Japan Railway Co. .............................       161,151
     18,100  Yamaha Motor Co., Ltd. .............................       353,996
      9,000  Yokogawa Electric Corp. ............................       118,331
     46,000  Yokohama Rubber (The) Co., Ltd. ....................       398,031
                                                                   ------------
                                                                     31,184,349
                                                                   ------------

             NETHERLANDS - 0.7%
      7,004  Fugro N.V. .........................................       212,004
      7,325  NXP Semiconductor N.V. (c)..........................       501,250
      3,163  OCI (c).............................................        97,698
                                                                   ------------
                                                                        810,952
                                                                   ------------

             NEW ZEALAND - 0.2%
     16,824  Xero Ltd. (c).......................................       283,687
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NORWAY - 0.7%
     12,681  Marine Harvest ASA .................................  $    177,442
      5,089  Statoil ASA ........................................       138,775
      8,761  TGS Nopec Geophysical Co. ASA ......................       222,954
      6,500  Yara International ASA .............................       326,378
                                                                   ------------
                                                                        865,549
                                                                   ------------

             PORTUGAL - 1.2%
    219,387  Banco BPI S.A. (b) (c)..............................       463,306
    789,729  Banco Comercial Portugues S.A. (c)..................       103,338
     81,454  Banco Espirito Santo S.A. (c) (d)...................             0
     92,739  EDP - Energias de Portugal S.A. ....................       404,698
     31,548  Portucel S.A. ......................................       125,676
    305,599  Sonae SGPS S.A. ....................................       443,113
                                                                   ------------
                                                                      1,540,131
                                                                   ------------

             SINGAPORE - 2.8%
     46,632  Flextronics International Ltd. (c)..................       481,242
    589,000  Frasers Centrepoint Ltd. (b)........................       784,902
    266,630  Keppel Land Ltd. ...................................       731,524
    323,000  Olam International Ltd. (b).........................       595,007
    107,498  Suntec Real Estate Investment Trust ................       148,308
    144,294  UOL Group Ltd. .....................................       747,655
                                                                   ------------
                                                                      3,488,638
                                                                   ------------

             SOUTH KOREA - 9.6%
        244  Amorepacific Corp. .................................       553,090
        896  AMOREPACIFIC Group .................................       992,584
     12,689  GS Holdings Corp. ..................................       484,593
     15,727  Halla Visteon Climate Control Corp. ................       763,063
      5,062  Hankook Tire Co., Ltd. .............................       247,044
      7,103  Hotel Shilla Co., Ltd. .............................       804,367
      2,153  Hyundai Department Store Co., Ltd. .................       327,464
      1,457  Hyundai Mobis Co., Ltd. ............................       354,844
      2,438  Hyundai Motor Co. ..................................       440,122
      6,666  Hyundai Steel Co. ..................................       468,720
     12,892  Kia Motors Corp. ...................................       656,053
     18,013  Korea Aerospace Industries Ltd. ....................       695,598
      1,205  LG Chem Ltd. .......................................       291,758
      5,283  LG Corp. ...........................................       384,491
     11,472  LG Display Co., Ltd. (c)............................       369,626
     14,629  LG Uplus Corp. .....................................       171,209
      1,368  Lotte Shopping Co., Ltd. ...........................       409,655
     14,132  Paradise Co., Ltd. .................................       462,697
      5,153  S-1 Corp. ..........................................       397,981
      4,412  Samsung Electro-Mechanics Co., Ltd. ................       206,959
        567  Samsung Electronics Co., Ltd. ......................       636,179
      1,586  SK Holdings Co., Ltd. ..............................       283,308
     16,985  SK Hynix, Inc. (c)..................................       752,475


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
      2,839  SK Telecom Co., Ltd. ...............................  $    780,204
                                                                   ------------
                                                                     11,934,084
                                                                   ------------

             SPAIN - 3.7%
    105,249  Abengoa S.A. .......................................       590,230
      4,973  Acciona S.A. (c)....................................       372,221
      9,215  Acerinox S.A. ......................................       141,647
      7,449  ACS Actividades de Construccion y Servicios S.A. ...       286,205
     91,119  CaixaBank S.A. .....................................       554,839
      6,737  Ferrovial S.A. .....................................       130,658
      5,106  Gas Natural SDG S.A. ...............................       150,329
     17,668  Grupo Catalana Occidente S.A. ......................       518,391
     62,765  Iberdrola S.A. .....................................       449,491
     14,292  Indra Sistemas S.A. ................................       200,372
     41,298  International Consolidated Airlines Group S.A. (c)..       245,775
     13,212  Obrascon Huarte Lain S.A. ..........................       441,966
    108,100  Sacyr S.A. (c)......................................       582,188
                                                                   ------------
                                                                      4,664,312
                                                                   ------------

             SWEDEN - 4.8%
     52,024  BillerudKorsnas AB .................................       737,535
      9,463  Boliden AB .........................................       153,564
     19,821  ICA Gruppen AB .....................................       647,973
     37,130  Industrivarden AB, Class C .........................       648,849
     19,480  Investment AB Kinnevik, Class B ....................       703,774
     19,879  Investor AB, Class B ...............................       703,038
     13,782  Melker Schorling AB ................................       640,397
      7,953  NCC AB, Class B ....................................       264,071
     11,188  Nibe Industrier AB, Class B ........................       282,491
      4,712  Saab AB, Class B ...................................       115,841
     18,319  Skanska AB, Class B ................................       379,023
     57,984  Tele2 AB, Class B ..................................       700,292
                                                                   ------------
                                                                      5,976,848
                                                                   ------------

             SWITZERLAND - 0.5%
      3,249  Aryzta AG ..........................................       280,250
        555  Georg Fischer AG ...................................       327,001
                                                                   ------------
                                                                        607,251
                                                                   ------------

             UNITED KINGDOM - 11.0%
     86,607  3i Group PLC .......................................       538,164
     36,235  Ashtead Group PLC ..................................       612,683
      9,295  Associated British Foods PLC .......................       403,687
     90,306  Aviva PLC ..........................................       766,402
    104,426  Barratt Developments PLC ...........................       670,559
      5,191  Bellway PLC ........................................       131,869
      7,706  Berendsen PLC ......................................       122,427
      4,671  BHP Billiton PLC ...................................       129,867
     89,739  BP PLC .............................................       659,681
      5,398  Bunzl PLC ..........................................       140,891


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES/
   UNITS                         DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM (CONTINUED)
     98,460  Capital & Counties Properties PLC ..................  $    524,666
     15,896  Derwent London PLC .................................       703,773
    132,583  Dixons Carphone PLC ................................       787,314
     15,069  easyJet PLC ........................................       347,626
     40,961  Great Portland Estates PLC .........................       424,653
    237,656  Hays PLC ...........................................       448,076
     20,748  Hikma Pharmaceuticals PLC ..........................       582,905
    119,324  Home Retail Group PLC ..............................       322,855
     83,299  Intermediate Capital Group PLC .....................       530,978
     61,100  Intu Properties PLC ................................       319,642
    109,019  J Sainsbury PLC ....................................       444,491
     37,759  Jazztel PLC (c).....................................       611,405
      2,635  Johnson Matthey PLC ................................       124,692
     16,875  Land Securities Group PLC ..........................       284,238
    145,083  Melrose Industries PLC .............................       582,594
      1,306  Next PLC ...........................................       139,842
     61,208  Royal Mail PLC .....................................       389,170
     52,373  Shaftesbury PLC ....................................       578,624
     40,445  Sports Direct International PLC (c).................       405,534
     52,211  St. James's Place PLC ..............................       617,886
     39,338  TUI Travel PLC .....................................       248,140
      2,068  Whitbread PLC ......................................       139,264
                                                                   ------------
                                                                     13,734,598
                                                                   ------------
             TOTAL COMMON STOCKS ................................   123,335,623
             (Cost $124,370,383)                                   ------------

RIGHTS - 0.0%

             ITALY - 0.0%
     61,661  Fiat S.p.A., expiring 10/6/14 (c) (d)...............             0
      7,654  Gemina S.p.A., CVR (c) (d)..........................             0
                                                                   ------------
             TOTAL RIGHTS .......................................             0
             (Cost $642)                                           ------------

MONEY MARKET FUNDS - 2.5%
  3,187,156  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.01% (e) (f).......     3,187,156
                                                                   ------------
             TOTAL MONEY MARKET FUNDS ...........................     3,187,156
             (Cost $3,187,156)                                     ------------

             TOTAL INVESTMENTS - 101.5% .........................   126,522,779
             (Cost $127,558,181) (g)

             NET OTHER ASSETS AND LIABILITIES - (1.5%) ..........    (1,897,351)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $124,625,428
                                                                   ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)


-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $2,529,543 and the total value of the collateral held by the Fund is $3,187,156.

      (c)   Non-income producing security.

      (d) This security is fair valued by First Trust Advisors L.P.'s Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2014, securities noted as such are valued at $0 or 0.00% of net assets.

      (e)   Interest rate shown reflects yield as of September 30, 2014.

      (f)   This security serves as collateral for securities on loan.

      (g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,967,397 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,002,799.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
    Portugal..................................  $     1,540,131  $   1,540,131  $            --   $           --*
    Other Country Categories**................      121,795,492    121,795,492               --               --
                                                ---------------  -------------  ---------------   --------------
    Total Common Stocks.......................      123,335,623    123,335,623               --               --*
Rights**......................................               --*            --               --*              --
Money Market Funds............................        3,187,156      3,187,156               --               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $   126,522,779  $ 126,522,779  $            --*  $           --*
                                                ===============  =============  ===============   ==============

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)


The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2013
   Common Stocks                                        $       --
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --*
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT SEPTEMBER 30, 2014
   Common Stocks                                                --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

* Investment is valued at $0.




        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Real Estate Management & Development                           8.4%
        Auto Components                                                5.8
        Oil, Gas & Consumable Fuels                                    4.9
        Real Estate Investment Trusts                                  4.8
        Banks                                                          4.2
        Automobiles                                                    4.2
        Construction & Engineering                                     4.0
        Metals & Mining                                                3.9
        Chemicals                                                      3.4
        Food & Staples Retailing                                       3.1
        Technology Hardware, Storage & Peripherals                     3.0
        Trading Companies & Distributors                               2.6
        Pharmaceuticals                                                2.5
        Electric Utilities                                             2.5
        Money Market Funds                                             2.5
        Insurance                                                      2.2
        Diversified Financial Services                                 2.2
        Capital Markets                                                2.0
        Wireless Telecommunication Services                            2.0
        Health Care Providers & Services                               1.9
        Industrial Conglomerates                                       1.7
        Electronic Equipment, Instruments & Components                 1.7
        Machinery                                                      1.6
        Airlines                                                       1.6
        Specialty Retail                                               1.4
        Containers & Packaging                                         1.4


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)


        INDUSTRY (CONTINUED)                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Hotels, Restaurants & Leisure                                  1.4%
        Software                                                       1.4
        Diversified Telecommunication Services                         1.4
        Personal Products                                              1.2
        Aerospace & Defense                                            1.2
        Textiles, Apparel & Luxury Goods                               1.2
        Semiconductors & Semiconductor Equipment                       1.0
        Household Durables                                             1.0
        Food Products                                                  1.0
        Multi-Utilities                                                0.9
        Professional Services                                          0.8
        Electrical Equipment                                           0.7
        IT Services                                                    0.7
        Internet Software & Services                                   0.7
        Multiline Retail                                               0.7
        Transportation Infrastructure                                  0.6
        Energy Equipment & Services                                    0.6
        Media                                                          0.6
        Building Products                                              0.6
        Construction Materials                                         0.5
        Commercial Services & Supplies                                 0.5
        Beverages                                                      0.4
        Air Freight & Logistics                                        0.4
        Road & Rail                                                    0.4
        Health Care Technology                                         0.3
        Leisure Products                                               0.3
        Marine                                                         0.3
        Life Sciences Tools & Services                                 0.3
        Internet & Catalog Retail                                      0.3
        Gas Utilities                                                  0.3
        Paper & Forest Products                                        0.2
        Thrifts & Mortgage Finance                                     0.1
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                            101.5
        NET OTHER ASSETS AND LIABILITIES                              (1.5)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)


                                                                    % OF TOTAL
        CURRENCY EXPOSURE DIVERSIFICATION                          INVESTMENTS
        ------------------------------------------------------------------------
        Japanese Yen                                                  24.8%
        Euro                                                          22.9
        British Pound Sterling                                        11.5
        South Korean Won                                               9.5
        Hong Kong Dollar                                               8.7
        Canadian Dollar                                                7.7
        Swedish Krona                                                  4.7
        US Dollar                                                      3.3
        Singapore Dollar                                               2.4
        Australian Dollar                                              1.9
        Danish Krone                                                   1.0
        Norwegian Krone                                                0.9
        Swiss Franc                                                    0.5
        New Zealand Dollar                                             0.2
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 99.7%

             BERMUDA - 4.1%
  5,226,239  Beijing Enterprises Water Group Ltd. ...............  $  3,513,393
  1,755,519  China Gas Holdings Ltd. ............................     2,911,980
  1,013,225  Haier Electronics Group Co., Ltd. ..................     2,668,493
  7,588,627  Sihuan Pharmaceutical Holdings Group Ltd. ..........     5,727,007
    303,864  VimpelCom Ltd., ADR ................................     2,193,898
                                                                   ------------
                                                                     17,014,771
                                                                   ------------

             BRAZIL - 8.1%
    421,634  BR Malls Participacoes S.A. ........................     3,329,664
    391,260  Cia de Saneamento Basico do Estado de Sao Paulo ....     3,161,729
    541,350  Cia Energetica de Minas Gerais (Preference Shares)..     3,315,223
    232,329  Cia Energetica de Sao Paulo (Preference Shares) ....     2,484,883
    276,933  Cia Paranaense de Energia (Preference Shares) ......     3,772,014
     57,079  Cielo S.A. .........................................       932,759
    203,946  Embraer S.A. .......................................     2,012,173
    827,213  Kroton Educacional S.A. ............................     5,197,645
    523,166  Petroleo Brasileiro S.A. (Preference Shares) .......     3,866,438
    194,401  Porto Seguro S.A. ..................................     2,256,330
    105,143  Raia Drogasil S.A. .................................       899,477
    128,917  Telefonica Brasil S.A. (Preference Shares) .........     2,549,109
                                                                   ------------
                                                                     33,777,444
                                                                   ------------

             CAYMAN ISLANDS - 13.5%
  4,461,940  Agile Property Holdings Ltd. .......................     2,741,000
  7,239,523  China Hongqiao Group Ltd. ..........................     5,472,868
    730,172  China Mengniu Dairy Co., Ltd. ......................     2,999,734
  5,806,928  China Resources Cement Holdings Ltd. ...............     3,978,552
    833,571  China Resources Land Ltd. ..........................     1,721,924
  4,425,273  Country Garden Holdings Co., Ltd. ..................     1,669,839
     71,374  Eurasia Drilling Co., Ltd., GDR ....................     2,027,022
  9,692,213  Evergrande Real Estate Group Ltd. (b)...............     3,619,827
 12,669,975  GCL-Poly Energy Holdings Ltd. (c)...................     4,683,005
  9,304,492  Geely Automobile Holdings Ltd. .....................     3,894,421
  1,164,298  Kingsoft Corp. Ltd. (b).............................     2,770,978
  1,989,144  Longfor Properties Co., Ltd. .......................     2,279,939
     36,744  Qihoo 360 Technology Co., Ltd., ADR (c).............     2,479,118
    417,386  Shimao Property Holdings Ltd. ......................       843,926
  2,148,355  Sino Biopharmaceutical Ltd. ........................     2,147,013
  5,560,387  SOHO China Ltd. ....................................     4,024,466
    197,280  Tencent Holdings Ltd. ..............................     2,929,404
     30,628  Vipshop Holdings Ltd., ADR (c)......................     5,788,998
                                                                   ------------
                                                                     56,072,034
                                                                   ------------

             CHILE - 0.6%
    225,457  ENTEL Chile S.A. ...................................     2,554,344
                                                                   ------------

             CHINA - 11.1%
    853,754  Anhui Conch Cement Co., Ltd., Class H (b)...........     2,715,793
  2,349,313  BBMG Corp., Class H ................................     1,621,708
    739,860  Byd Co., Ltd., Class H .............................     4,921,379


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CHINA (CONTINUED)
  1,623,370  China Coal Energy Co., Ltd., Class H (b)............  $    949,162
  3,934,175  China Communications Construction Co., Ltd.,
                Class H .........................................     2,837,322
  3,953,188  China Communications Services Corp., Ltd.,
                Class H .........................................     1,827,717
    912,283  China National Building Material Co., Ltd.,
                Class H .........................................       828,296
    389,427  China Oilfield Services Ltd., Class H ..............     1,028,127
  2,044,637  China Petroleum & Chemical Corp., Class H ..........     1,790,573
  1,081,412  China Railway Construction Corp. Ltd., Class H .....       981,855
  2,815,136  China Southern Airlines Co., Ltd., Class H .........       920,874
  5,928,393  China Telecom Corp., Ltd., Class H .................     3,634,217
  3,265,020  CSR Corp., Ltd., Class H ...........................     2,871,927
  5,013,755  Datang International Power Generation Co., Ltd.,
                Class H .........................................     2,627,994
  1,293,277  Dongfeng Motor Group Co., Ltd., Class H ............     2,125,246
  3,173,041  Guangzhou R&F Properties Co., Ltd., Class H ........     3,207,837
  7,526,848  Huadian Power International Corp. Ltd., Class H ....     5,244,177
    544,199  Jiangxi Copper Co., Ltd., Class H ..................       901,292
  1,689,124  Sinopec Engineering Group Co., Ltd., Class H .......     1,812,064
 12,900,588  Zijin Mining Group Co., Ltd., Class H ..............     3,173,290
                                                                   ------------
                                                                     46,020,850
                                                                   ------------

             CZECH REPUBLIC - 0.9%
     95,647  CEZ AS .............................................     2,909,054
     60,891  O2 Czech Republic A.S. .............................       875,628
                                                                   ------------
                                                                      3,784,682
                                                                   ------------

             EGYPT - 1.9%
    716,841  Commercial International Bank Egypt SAE ............     5,032,890
  1,511,917  Telecom Egypt Co. ..................................     2,890,596
                                                                   ------------
                                                                      7,923,486
                                                                   ------------

             HONG KONG - 6.5%
  1,336,317  China Everbright International Ltd. ................     1,765,728
    499,790  China Mobile Ltd. ..................................     5,770,385
    705,954  China Overseas Land & Investment Ltd. ..............     1,814,696
 10,021,451  China South City Holdings Ltd. (b)..................     4,659,129
  1,022,315  China Taiping Insurance Holdings Co., Ltd. (c)......     2,214,510
    695,568  China Unicom Hong Kong Ltd. ........................     1,039,117
  1,547,192  CITIC Ltd. (b)......................................     2,594,312
  3,042,429  CNOOC Ltd. .........................................     5,211,215
  8,408,214  Franshion Properties China Ltd. ....................     2,068,255
                                                                   ------------
                                                                     27,137,347
                                                                   ------------

             INDONESIA - 1.8%
  2,094,829  Bank Negara Indonesia Persero Tbk PT ...............       949,851
  1,085,156  Bank Rakyat Indonesia Persero Tbk PT ...............       928,416
  4,421,415  Global Mediacom Tbk PT .............................       705,757
    630,992  Gudang Garam Tbk PT ................................     2,934,877
 14,184,751  Kalbe Farma Tbk PT .................................     1,978,997
                                                                   ------------
                                                                      7,497,898
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             MALAYSIA - 0.5%
    194,000  Petronas Dagangan Bhd ..............................  $  1,182,747
    249,900  Tenaga Nasional Bhd ................................       943,076
                                                                   ------------
                                                                      2,125,823
                                                                   ------------

             MEXICO - 1.7%
    221,042  Gruma S.A.B. de C.V., Class B (c)...................     2,366,691
    225,190  Megacable Holdings S.A.B. de C.V. ..................     1,068,900
    352,370  OHL Mexico S.A.B. de C.V. (c).......................       956,322
    203,339  Promotora y Operadora de Infraestructura S.A.B. de
                C.V. (c).........................................     2,783,354
                                                                   ------------
                                                                      7,175,267
                                                                   ------------

             NETHERLANDS - 1.0%
    233,476  X5 Retail Group N.V., GDR (c).......................     4,307,632
                                                                   ------------

             PHILIPPINES - 4.0%
  5,756,700  Alliance Global Group, Inc. ........................     3,335,173
  1,171,890  DMCI Holdings, Inc. ................................     2,061,628
  3,314,480  JG Summit Holdings, Inc. ...........................     4,276,272
 19,580,000  Megaworld Corp. ....................................     2,194,583
    900,370  Semirara Mining and Power Corp. ....................     2,467,729
    577,640  Universal Robina Corp. .............................     2,406,967
                                                                   ------------
                                                                     16,742,352
                                                                   ------------

             POLAND - 4.5%
  4,331,505  Getin Noble Bank S.A. (c)...........................     3,676,588
    126,877  KGHM Polska Miedz S.A. .............................     4,848,119
    731,082  PGE S.A. ...........................................     4,630,889
  1,244,817  Polskie Gornictwo Naftowe i Gazownictwo S.A. .......     1,902,637
  2,105,523  Tauron Polska Energia S.A. .........................     3,415,341
                                                                   ------------
                                                                     18,473,574
                                                                   ------------

             RUSSIA - 8.3%
      2,107  AK Transneft OAO (Preference Shares) (c) (d)........     4,650,715
  1,782,385  Alrosa AO (c) (d)...................................     1,598,006
 66,154,226  E.ON Russia JSC (c) (d).............................     4,193,516
  1,185,944  Gazprom OAO (d).....................................     4,130,257
     81,986  Lukoil OAO (c) (d)..................................     4,172,184
  1,563,000  Rostelecom OJSC (c) (d).............................     4,141,580
114,987,657  RusHydro JSC (c) (d)................................     2,043,216
  6,215,494  Surgutneftegas OAO (c) (d)..........................     4,087,570
    803,479  Tatneft OAO (c) (d).................................     4,707,726
    191,600  Uralkali OJSC (d)...................................       676,716
                                                                   ------------
                                                                     34,401,486
                                                                   ------------

             SINGAPORE - 1.0%
  4,263,000  Yangzijiang Shipbuilding Holdings Ltd. .............     3,943,200
                                                                   ------------

             SOUTH AFRICA - 9.9%
     60,926  Anglo American Platinum Ltd. (c)....................     1,976,858
     23,573  Assore Ltd. ........................................       449,199
    105,371  Bidvest Group Ltd. .................................     2,669,122


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH AFRICA (CONTINUED)
    388,688  Coronation Fund Managers Ltd. ......................  $  3,329,569
    274,855  Exxaro Resources Ltd. ..............................     3,125,957
    453,560  Investec Ltd. ......................................     3,814,523
     77,359  Liberty Holdings Ltd. ..............................       844,845
    391,055  MMI Holdings Ltd. ..................................       908,427
    208,107  Mondi Ltd. .........................................     3,413,746
     16,573  Naspers Ltd. .......................................     1,828,755
  2,014,679  Redefine Properties Ltd. ...........................     1,735,630
    835,953  Sanlam Ltd. ........................................     4,838,158
     65,269  Sasol Ltd. .........................................     3,548,137
    346,545  Standard Bank Group Ltd. ...........................     4,012,861
    952,256  Steinhoff International Holdings Ltd. ..............     4,564,313
                                                                   ------------
                                                                     41,060,100
                                                                   ------------

             SPAIN - 0.5%
    219,296  Cemex Latam Holdings S.A. (c).......................     1,949,303
                                                                   ------------

             TAIWAN - 10.5%
  3,296,225  Advanced Semiconductor Engineering, Inc. ...........     3,835,907
    252,635  Catcher Technology Co., Ltd. .......................     2,342,020
    246,885  Eclat Textile Co., Ltd. ............................     2,244,077
    407,324  Foxconn Technology Co., Ltd. .......................     1,006,945
     68,495  Hermes Microvision, Inc. ...........................     2,859,634
    361,474  Hon Hai Precision Industry Co., Ltd. ...............     1,140,765
  4,671,385  Inotera Memories, Inc. (c)..........................     6,941,160
  4,642,193  Inventec Corp. .....................................     3,021,595
     96,714  Largan Precision Co., Ltd. .........................     6,930,966
    199,665  Novatek Microelectronics Corp. .....................       987,839
  1,228,359  Pegatron Corp. .....................................     2,261,316
  2,594,001  Pou Chen Corp. .....................................     2,882,271
  1,019,015  Quanta Computer, Inc. ..............................     2,586,103
    687,726  Siliconware Precision Industries Co. ...............       943,887
  8,670,236  United Microelectronics Corp. ......................     3,591,281
                                                                   ------------
                                                                     43,575,766
                                                                   ------------

             THAILAND - 3.8%
 14,128,800  BTS Group Holdings PCL .............................     4,357,379
    681,500  CP ALL PCL .........................................       940,544
    390,700  Glow Energy PCL ....................................     1,147,700
  1,295,800  Indorama Ventures PCL ..............................     1,019,056
    567,300  PTT Exploration and Production PCL .................     2,799,321
  1,232,400  PTT Global Chemical PCL ............................     2,318,470
    297,100  PTT PCL ............................................     3,298,566
                                                                   ------------
                                                                     15,881,036
                                                                   ------------

             TURKEY - 5.1%
    411,048  Anadolu Efes Biracilik Ve Malt Sanayii AS (c).......     4,748,660
    121,779  BIM Birlesik Magazalar AS ..........................     2,548,931
  3,882,141  Emlak Konut Gayrimenkul Yatirim Ortakligi AS .......     4,058,552
    688,945  Enka Insaat ve Sanayi AS ...........................     1,573,659


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES/
   UNITS                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TURKEY (CONTINUED)
  2,126,739  Eregli Demir ve Celik Fabrikalari TAS ..............  $  3,951,640
    890,716  Turk Hava Yollari (c)...............................     2,531,432
    163,734  Turkcell Iletisim Hizmetleri AS (c).................       855,872
    481,920  Yapi ve Kredi Bankasi AS ...........................       946,249
                                                                   ------------
                                                                     21,214,995
                                                                   ------------

             VIRGIN ISLANDS (BRITISH) - 0.4%
     51,595  Mail.ru Group Ltd., GDR (c).........................     1,450,335
                                                                   ------------
             TOTAL COMMON STOCKS ................................   414,083,725
             (Cost $419,010,475)                                   ------------

RIGHTS - 0.0%

             CAYMAN ISLANDS - 0.0%
    912,844  Agile Property Holdings Ltd. (c) (d)................        90,522
                                                                   ------------
             TOTAL RIGHTS .......................................        90,522
             (Cost $0)                                             ------------

MONEY MARKET FUNDS - 2.5%
 10,329,320  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.01% (e) (f).......    10,329,320
                                                                   ------------
             TOTAL MONEY MARKET FUNDS ...........................    10,329,320
             (Cost $10,329,320)                                    ------------

             TOTAL INVESTMENTS - 102.2% .........................   424,503,567
             (Cost $429,339,795) (g)

             NET OTHER ASSETS AND LIABILITIES - (2.2%) ..........    (9,318,962)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $415,184,605
                                                                   ============

-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $9,708,326 and the total value of the collateral held by the Fund is $10,329,320.

      (c)   Non-income producing security.

      (d) This security is fair valued by First Trust Advisors L.P.'s Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2014, securities noted as such are valued at $34,492,008 or 8.31% of net assets.

      (e)   Interest rate shown reflects yield as of September 30, 2014.

      (f)   This security serves as collateral for securities on loan.

      (g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,493,231 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $31,329,459.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

           ADR   American Depositary Receipt
           GDR   Global Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
    Russia....................................  $    34,401,486  $          --  $    34,401,486  $            --
    Other Country Categories*.................      379,682,239    379,682,239               --               --
                                                ---------------  -------------  ---------------   --------------
    Total Common Stocks.......................      414,083,725    379,682,239       34,401,486               --
Rights*.......................................           90,522             --           90,522               --
Money Market Funds............................       10,329,320     10,329,320               --               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $   424,503,567  $ 390,011,559  $    34,492,008   $           --
                                                ===============  =============  ===============   ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.




        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Oil, Gas & Consumable Fuels                                   12.5%
        Real Estate Management & Development                           8.3
        Semiconductors & Semiconductor Equipment                       5.8
        Metals & Mining                                                5.4
        Electric Utilities                                             5.1
        Diversified Telecommunication Services                         4.1
        Industrial Conglomerates                                       4.0
        Independent Power and Renewable Electricity Producers          3.8
        Banks                                                          3.7
        Wireless Telecommunication Services                            2.7
        Technology Hardware, Storage & Peripherals                     2.7
        Construction Materials                                         2.7
        Insurance                                                      2.7
        Automobiles                                                    2.6
        Money Market Funds                                             2.5
        Pharmaceuticals                                                2.4
        Food & Staples Retailing                                       2.1
        Construction & Engineering                                     2.0
        Electronic Equipment, Instruments & Components                 1.9
        Food Products                                                  1.9
        Household Durables                                             1.7
        Capital Markets                                                1.7


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

        INDUSTRY (CONTINUED)                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Internet Software & Services                                   1.7%
        Machinery                                                      1.6
        Water Utilities                                                1.6
        Real Estate Investment Trusts                                  1.4
        Internet & Catalog Retail                                      1.4
        Diversified Consumer Services                                  1.3
        Textiles, Apparel & Luxury Goods                               1.2
        Beverages                                                      1.1
        Road & Rail                                                    1.0
        Chemicals                                                      1.0
        Media                                                          0.9
        Airlines                                                       0.8
        Paper & Forest Products                                        0.8
        Energy Equipment & Services                                    0.7
        Tobacco                                                        0.7
        Gas Utilities                                                  0.7
        Software                                                       0.7
        Aerospace & Defense                                            0.5
        Commercial Services & Supplies                                 0.4
        Transportation Infrastructure                                  0.2
        IT Services                                                    0.2
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                            102.2
        NET OTHER ASSETS AND LIABILITIES                              (2.2)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AIRLINES - 2.2%
     67,951  Deutsche Lufthansa AG ..............................  $  1,073,248
                                                                   ------------

             AUTO COMPONENTS - 1.6%
      4,199  Continental AG .....................................       798,979
                                                                   ------------

             AUTOMOBILES - 19.9%
     11,504  Bayerische Motoren Werke AG ........................     1,235,351
     25,365  Bayerische Motoren Werke AG (Preference Shares) ....     2,064,161
     20,769  Daimler AG .........................................     1,593,087
     23,337  Porsche Automobil Holding SE (Preference Shares) ...     1,869,944
      7,525  Volkswagen AG ......................................     1,561,581
      7,407  Volkswagen AG (Preference Shares) ..................     1,538,030
                                                                   ------------
                                                                      9,862,154
                                                                   ------------

             CHEMICALS - 9.7%
     61,128  Evonik Industries AG ...............................     2,118,580
     44,367  K+S AG .............................................     1,258,327
     26,774  Symrise AG .........................................     1,426,059
                                                                   ------------
                                                                      4,802,966
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 0.6%
      4,265  Bilfinger SE .......................................       270,477
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 1.6%
     11,237  Hochtief AG ........................................       773,655
                                                                   ------------

             CONSTRUCTION MATERIALS - 3.0%
     22,792  HeidelbergCement AG ................................     1,506,159
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 5.8%
    138,732  Deutsche Telekom AG ................................     2,102,705
    148,728  Telefonica Deutschland Holding AG ..................       777,703
                                                                   ------------
                                                                      2,880,408
                                                                   ------------

             FOOD PRODUCTS - 3.1%
     96,313  Suedzucker AG (a)...................................     1,513,303
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 9.1%
     68,299  Celesio AG .........................................     2,272,222
     73,622  Rhoen Klinikum AG ..................................     2,233,578
                                                                   ------------
                                                                      4,505,800
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 1.7%
     57,748  TUI AG (b)..........................................       863,958
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 3.3%
     34,348  Rheinmetall AG .....................................     1,652,901
                                                                   ------------

             INSURANCE - 3.7%
      2,918  Allianz SE .........................................       473,044
      2,193  Muenchener Rueckversicherungs AG ...................       433,623
     27,746  Talanx AG ..........................................       923,250
                                                                   ------------
                                                                      1,829,917
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             IT SERVICES - 2.5%
     33,792  Wirecard AG ........................................  $  1,248,632
                                                                   ------------

             MACHINERY - 5.9%
     16,442  Duerr AG ...........................................     1,200,959
     11,215  KION Group AG ......................................       414,896
     14,719  Krones AG ..........................................     1,280,165
                                                                   ------------
                                                                      2,896,020
                                                                   ------------

             MEDIA - 0.9%
      3,321  Kabel Deutschland Holding AG .......................       451,338
                                                                   ------------

             METALS & MINING - 4.4%
     83,409  ThyssenKrupp AG ....................................     2,188,641
                                                                   ------------

             MULTI-UTILITIES - 6.2%
     70,654  E.ON SE ............................................     1,293,527
     45,293  RWE AG .............................................     1,765,132
                                                                   ------------
                                                                      3,058,659
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.9%
     33,052  Deutsche Annington Immobilien SE ...................       959,330
     45,099  Deutsche Wohnen AG .................................       963,802
     26,713  GAGFAH SA (b).......................................       497,663
                                                                   ------------
                                                                      2,420,795
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
    155,616  Infineon Technologies AG ...........................     1,610,341
                                                                   ------------

             SPECIALTY RETAIL - 3.3%
     26,969  Fielmann AG ........................................     1,655,301
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 1.6%
      6,507  Hugo Boss AG .......................................       813,319
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 0.9%
      6,883  Fraport AG Frankfurt Airport Services Worldwide ....       452,587
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 0.8%
     15,289  Freenet AG .........................................       397,898
                                                                   ------------
             TOTAL COMMON STOCKS ................................    49,527,456
             (Cost $56,170,064)                                    ------------


MONEY MARKET FUNDS - 2.0%
    966,994  Goldman Sachs Financial Square Treasury Obligations
             Fund - Institutional Class - 0.01% (c) (d)..........       966,994
                                                                   ------------
             TOTAL MONEY MARKET FUNDS ...........................       966,994
             (Cost $966,994)                                       ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

                                 DESCRIPTION                          VALUE
             ----------------------------------------------------  ------------

             TOTAL INVESTMENTS - 102.0% .........................  $ 50,494,450
             (Cost $57,137,058) (e)                                ------------

             NET OTHER ASSETS AND LIABILITIES - (2.0%) ..........      (970,780)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 49,523,670
                                                                   ============

-----------------------------

      (a) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $930,406 and the total value of the collateral held by the Fund is $966,994.

      (b)   Non-income producing security.

      (c)   Interest rate shown reflects yield as of September 30, 2014.

      (d)   This security serves as collateral for securities on loan.

      (e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $214,360 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,856,968.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks*................................  $    49,527,456  $  49,527,456  $            --   $           --
Money Market Funds............................          966,994        966,994               --               --
                                                ---------------  -------------  ---------------   --------------

Total Investments.............................  $    50,494,450  $  50,494,450  $            --   $           --
                                                ===============  =============  ===============   ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


        COUNTRY ALLOCATION**                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Germany                                                       99.0%
        United States                                                  2.0
        Luxembourg                                                     1.0
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                            102.0
        NET OTHER ASSETS AND LIABILITIES                              (2.0)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

** Portfolio securities are categorized based on their country of incorporation.

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AIRLINES - 4.3%
    287,863  WestJet Airlines Ltd. ..............................  $  8,050,243
                                                                   ------------

             AUTO COMPONENTS - 8.3%
    149,761  Linamar Corp. ......................................     7,729,083
     82,079  Magna International, Inc. ..........................     7,790,524
                                                                   ------------
                                                                     15,519,607
                                                                   ------------

             CONTAINERS & PACKAGING - 4.9%
     91,752  CCL Industries, Inc., Class B ......................     9,169,056
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 1.7%
     57,119  Onex Corp. .........................................     3,180,446
                                                                   ------------

             ELECTRIC UTILITIES - 2.9%
    174,209  Fortis, Inc. (a)....................................     5,385,165
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES - 4.8%
    249,569  Precision Drilling Corp. ...........................     2,694,128
    127,099  ShawCor Ltd. .......................................     6,411,977
                                                                   ------------
                                                                      9,106,105
                                                                   ------------

             FOOD & STAPLES RETAILING - 3.0%
     47,911  George Weston Ltd. .................................     3,775,726
     28,582  Metro, Inc. (a).....................................     1,911,507
                                                                   ------------
                                                                      5,687,233
                                                                   ------------

             FOOD PRODUCTS - 3.5%
    235,944  Saputo, Inc. .......................................     6,600,407
                                                                   ------------

             IT SERVICES - 1.8%
     99,709  CGI Group, Inc., Class A (b)........................     3,368,890
                                                                   ------------

             METALS & MINING - 5.7%
    165,251  First Quantum Minerals Ltd. ........................     3,190,077
    321,211  Lundin Mining Corp. (b).............................     1,586,050
    309,607  Teck Resources Ltd., Class B .......................     5,863,444
                                                                   ------------
                                                                     10,639,571
                                                                   ------------

             MULTI-UTILITIES - 0.8%
     36,455  ATCO, Ltd., Class I  ...............................     1,477,795
                                                                   ------------

             MULTILINE RETAIL - 1.0%
     18,418  Canadian Tire Corp. Ltd., Class A ..................     1,887,107
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 36.7%
    153,823  Canadian Natural Resources Ltd. ....................     5,976,016
    155,956  Canadian Oil Sands Ltd. ............................     2,876,960
    223,753  Encana Corp. .......................................     4,750,968
    280,476  Enerplus Corp. (a)..................................     5,324,273
    276,954  Gibson Energy, Inc. ................................     8,650,253
    164,148  Husky Energy, Inc. .................................     4,505,478
     33,532  Imperial Oil Ltd. ..................................     1,584,158
     71,958  Keyera Corp. .......................................     5,797,375


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS (CONTINUED)
    434,847  Pacific Rubiales Energy Corp. (a)...................  $  7,291,778
     94,988  Paramount Resources Ltd. ...........................     5,440,850
    123,209  Pembina Pipeline Corp. .............................     5,190,411
    361,901  Penn West Petroleum Ltd. (a)........................     2,452,635
    165,758  Suncor Energy, Inc. ................................     5,998,635
    201,122  Veresen, Inc. ......................................     3,058,268
                                                                   ------------
                                                                     68,898,058
                                                                   ------------

             PAPER & FOREST PRODUCTS - 5.7%
    242,146  Canfor Corp. (b)....................................     5,422,583
    109,388  West Fraser Timber Co., Ltd. .......................     5,347,554
                                                                   ------------
                                                                     10,770,137
                                                                   ------------

             REAL ESTATE INVESTMENT TRUSTS - 9.8%
    144,460  Boardwalk Real Estate Investment Trust .............     8,887,266
    321,869  Dream Office Real Estate Investment Trust ..........     8,035,589
     69,041  RioCan Real Estate Investment Trust (a).............     1,582,466
                                                                   ------------
                                                                     18,505,321
                                                                   ------------

             SOFTWARE - 0.9%
      6,933  Constellation Software, Inc. .......................     1,742,551
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 0.9%
     29,990  Gildan Activewear, Inc. ............................     1,640,687
                                                                   ------------

             THRIFTS & MORTGAGE FINANCE - 3.3%
    198,422  Genworth MI Canada, Inc. (a)........................     6,271,832
                                                                   ------------
             TOTAL COMMON STOCKS ................................   187,900,211
             (Cost $194,310,521)                                   ------------


MONEY MARKET FUNDS - 10.2%
 19,080,347  Goldman Sachs Financial Square Treasury Obligations
             Fund - Institutional Class - 0.01% (c) (d)..........    19,080,347
                                                                   ------------
             TOTAL MONEY MARKET FUNDS ...........................    19,080,347
             (Cost $19,080,347)                                    ------------

             TOTAL INVESTMENTS - 110.2% .........................   206,980,558
             (Cost $213,390,868) (e)

             NET OTHER ASSETS AND LIABILITIES - (10.2%) .........   (19,147,853)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $187,832,705
                                                                   ============

-----------------------------

      (a) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $12,096,844 and the total value of the collateral held by the Fund is $19,080,347.

      (b)   Non-income producing security.

      (c)   Interest rate shown reflects yield as of September 30, 2014.

      (d)   This security serves as collateral for securities on loan.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

      (e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,859,654 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,269,964.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks*................................  $   187,900,211  $ 187,900,211  $            --   $           --
Money Market Funds............................       19,080,347     19,080,347               --               --
                                                ---------------  -------------  ---------------   --------------

Total Investments.............................  $   206,980,558  $ 206,980,558  $            --   $           --
                                                ===============  =============  ===============   ==============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


        COUNTRY ALLOCATION**                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Canada                                                       100.0%
        United States                                                 10.2
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                            110.2
        NET OTHER ASSETS AND LIABILITIES                             (10.2)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AIR FREIGHT & LOGISTICS - 3.7%
     11,334  Toll Holdings Ltd. .................................  $     55,968
                                                                   ------------

             BANKS - 0.8%
      1,184  Bendigo and Adelaide Bank Ltd. .....................        12,357
                                                                   ------------

             BEVERAGES - 2.8%
     11,537  Treasury Wine Estates Ltd. .........................        42,829
                                                                   ------------

             CAPITAL MARKETS - 3.2%
        969  Macquarie Group Ltd. ...............................        48,860
                                                                   ------------

             CHEMICALS - 6.3%
     24,915  Incitec Pivot Ltd. .................................        59,117
      2,225  Orica Ltd. .........................................        36,819
                                                                   ------------
                                                                         95,936
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 2.6%
      4,717  Brambles Ltd. ......................................        39,317
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 4.0%
      3,662  Leighton Holdings Ltd. .............................        61,881
                                                                   ------------

             CONSTRUCTION MATERIALS - 0.7%
      1,044  James Hardie Industries PLC ........................        10,941
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 4.0%
      9,711  Challenger Ltd. ....................................        60,538
                                                                   ------------

             ELECTRIC UTILITIES - 0.9%
     10,906  AusNet Services ....................................        13,034
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES - 2.2%
      2,490  WorleyParsons Ltd. .................................        33,443
                                                                   ------------

             FOOD & STAPLES RETAILING - 0.8%
        345  Wesfarmers Ltd. ....................................        12,735
                                                                   ------------

             GAS UTILITIES - 2.7%
      6,292  APA Group ..........................................        40,987
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 2.7%
        635  Ramsay Health Care Ltd. ............................        27,849
        834  Sonic Healthcare Ltd. ..............................        12,808
                                                                   ------------
                                                                         40,657
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 0.8%
        956  Crown Resorts Ltd. .................................        11,551
                                                                   ------------

             INSURANCE - 4.3%
     13,633  AMP Ltd. ...........................................        65,173
                                                                   ------------

             IT SERVICES - 1.6%
      2,316  Computershare Ltd. .................................        24,658
                                                                   ------------

             MEDIA - 0.8%
        338  REA Group Ltd. .....................................        12,808
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             METALS & MINING - 13.1%
     42,816  Alumina Ltd. (a)....................................  $     63,541
      1,208  BHP Billiton Ltd. ..................................        35,823
      2,666  BlueScope Steel Ltd. (a)............................        12,652
     16,610  Fortescue Metals Group Ltd. ........................        50,609
      4,121  Newcrest Mining Ltd. ...............................        38,066
                                                                   ------------
                                                                        200,691
                                                                   ------------

             MULTI-UTILITIES - 4.8%
      1,941  AGL Energy Ltd. ....................................        23,011
     23,885  DUET Group .........................................        50,817
                                                                   ------------
                                                                         73,828
                                                                   ------------

             MULTILINE RETAIL - 1.9%
      9,323  Harvey Norman Holdings Ltd. ........................        29,631
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 7.9%
      2,010  Caltex Australia Ltd. ..............................        49,258
      5,977  Oil Search Ltd .....................................        46,680
        704  Woodside Petroleum Ltd. ............................        25,025
                                                                   ------------
                                                                        120,963
                                                                   ------------

             PROFESSIONAL SERVICES - 1.7%
      1,823  Seek Ltd. ..........................................        25,873
                                                                   ------------

             REAL ESTATE INVESTMENT TRUSTS - 18.5%
     65,092  Dexus Property Group ...............................        63,260
     29,017  Federation Centres .................................        65,547
      5,723  Goodman Group ......................................        25,906
     15,053  GPT (The) Group ....................................        51,005
     16,191  Mirvac Group .......................................        24,383
      8,084  Westfield Corp .....................................        52,731
                                                                   ------------
                                                                        282,832
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.5%
      5,511  Lend Lease Group ...................................        69,193
                                                                   ------------

             ROAD & RAIL - 2.7%
      7,700  Asciano Ltd. .......................................        40,787
                                                                   ------------

             TOTAL INVESTMENTS - 100.0% .........................     1,527,471
             (Cost $1,556,842) (b)

             NET OTHER ASSETS AND LIABILITIES - (0.0%) ..........           (15)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  1,527,456
                                                                   ============

-----------------------------

      (a)   Non-income producing security.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $73,139 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $102,510.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks*................................  $     1,527,471  $   1,527,471  $            --   $           --
                                                ===============  =============  ===============   ==============


        COUNTRY ALLOCATION**                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Australia                                                     99.3%
        Ireland                                                        0.7
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                            100.0
        NET OTHER ASSETS AND LIABILITIES                              (0.0)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AEROSPACE & DEFENSE - 0.8%
    127,102  Cobham PLC .........................................  $    599,815
     78,463  Meggitt PLC ........................................       573,928
                                                                   ------------
                                                                      1,173,743
                                                                   ------------

             AIR FREIGHT & LOGISTICS - 1.8%
    397,769  Royal Mail PLC .....................................     2,529,075
                                                                   ------------

             BEVERAGES - 1.3%
    109,133  Britvic PLC ........................................     1,181,832
     11,735  SABMiller PLC ......................................       652,149
                                                                   ------------
                                                                      1,833,981
                                                                   ------------

             CAPITAL MARKETS - 3.5%
    395,082  3i Group PLC .......................................     2,454,987
    294,611  Investec PLC .......................................     2,483,565
                                                                   ------------
                                                                      4,938,552
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 1.8%
     48,112  Aggreko PLC ........................................     1,207,390
     81,100  Berendsen PLC ......................................     1,288,458
                                                                   ------------
                                                                      2,495,848
                                                                   ------------

             CONSUMER FINANCE - 2.1%
     86,886  Provident Financial PLC ............................     3,008,668
                                                                   ------------

             DISTRIBUTORS - 1.4%
    187,687  Inchcape PLC .......................................     1,959,491
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 1.8%
     85,905  London Stock Exchange Group PLC ....................     2,601,468
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
    243,902  TalkTalk Telecom Group PLC .........................     1,182,251
                                                                   ------------

             ELECTRIC UTILITIES - 1.3%
     75,996  SSE PLC ............................................     1,905,918
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                - 1.1%
     53,649  Spectris PLC .......................................     1,572,473
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES - 2.4%
     65,340  AMEC PLC ...........................................     1,169,423
     49,212  John Wood Group PLC ................................       605,929
     98,991  Petrofac Ltd. ......................................     1,664,170
                                                                   ------------
                                                                      3,439,522
                                                                   ------------

             FOOD & STAPLES RETAILING - 1.5%
    503,273  J Sainsbury PLC ....................................     2,051,941
                                                                   ------------

             FOOD PRODUCTS - 3.2%
     65,107  Associated British Foods PLC .......................     2,827,637
    173,970  Tate & Lyle PLC ....................................     1,668,216
                                                                   ------------
                                                                      4,495,853
                                                                   ------------

               See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
    152,844  Smith & Nephew PLC .................................  $  2,576,944
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 5.8%
    110,220  Compass Group PLC ..................................     1,780,578
    272,815  Millennium & Copthorne Hotels PLC ..................     2,523,173
     36,002  Whitbread PLC ......................................     2,424,467
    242,060  William Hill PLC ...................................     1,451,153
                                                                   ------------
                                                                      8,179,371
                                                                   ------------

             HOUSEHOLD DURABLES - 1.8%
     25,340  Bellway PLC ........................................       643,723
     32,842  Berkeley Group Holdings PLC ........................     1,197,940
    348,213  Taylor Wimpey PLC ..................................       636,762
                                                                   ------------
                                                                      2,478,425
                                                                   ------------

             INSURANCE - 13.5%
    254,408  Amlin PLC ..........................................     1,789,962
    388,799  Aviva PLC ..........................................     3,299,628
    222,587  Catlin Group Ltd. ..................................     1,883,621
    441,415  Direct Line Insurance Group PLC ....................     2,105,295
    251,790  Friends Life Group Ltd. ............................     1,257,631
    112,285  Hiscox Ltd. ........................................     1,146,794
    880,589  Legal & General Group PLC ..........................     3,267,701
    401,578  Old Mutual PLC .....................................     1,182,900
     29,620  Prudential PLC .....................................       660,734
    208,398  St. James's Place PLC ..............................     2,466,264
                                                                   ------------
                                                                     19,060,530
                                                                   ------------

             MACHINERY - 2.2%
    762,793  Melrose Industries PLC .............................     3,063,063
                                                                   ------------

             METALS & MINING - 3.4%
     52,038  Antofagasta PLC ....................................       608,246
     84,030  BHP Billiton PLC ...................................     2,336,263
    121,924  Glencore PLC .......................................       678,359
     71,601  Vedanta Resources PLC ..............................     1,159,018
                                                                   ------------
                                                                      4,781,886
                                                                   ------------

             MULTILINE RETAIL - 1.8%
    186,727  Marks & Spencer Group PLC ..........................     1,224,774
     12,263  Next PLC ...........................................     1,313,085
                                                                   ------------
                                                                      2,537,859
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 3.9%
    231,276  BP PLC .............................................     1,700,134
    475,536  Premier Oil PLC ....................................     2,567,148
     31,235  Royal Dutch Shell PLC ..............................     1,234,014
                                                                   ------------
                                                                      5,501,296
                                                                   ------------

             PAPER & FOREST PRODUCTS - 1.7%
    149,510  Mondi PLC ..........................................     2,450,443
                                                                   ------------

               See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             PHARMACEUTICALS - 6.4%
      9,135  AstraZeneca PLC ....................................  $    657,751
    250,838  BTG PLC (a).........................................     2,846,522
    118,273  Hikma Pharmaceuticals PLC ..........................     3,322,824
     26,060  Shire PLC ..........................................     2,255,999
                                                                   ------------
                                                                      9,083,096
                                                                   ------------

             PROFESSIONAL SERVICES - 2.0%
     69,344  Capita PLC .........................................     1,308,534
    815,121  Hays PLC ...........................................     1,536,827
                                                                   ------------
                                                                      2,845,361
                                                                   ------------

             REAL ESTATE INVESTMENT TRUSTS - 13.4%
    282,524  British Land Co., PLC ..............................     3,217,547
     74,092  Derwent London PLC .................................     3,280,320
    308,204  Great Portland Estates PLC .........................     3,195,229
     68,458  Hammerson PLC ......................................       637,584
    382,171  Intu Properties PLC ................................     1,999,309
    153,284  Land Securities Group PLC ..........................     2,581,877
    114,986  Segro PLC ..........................................       676,853
    302,575  Shaftesbury PLC ....................................     3,342,890
                                                                   ------------
                                                                     18,931,609
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.3%
    609,404  Capital & Counties Properties PLC ..................     3,247,343
                                                                   ------------

             SOFTWARE - 2.1%
    257,552  Playtech PLC .......................................     2,997,868
                                                                   ------------

             SPECIALTY RETAIL - 3.8%
    615,252  Carphone Warehouse Group PLC .......................     3,653,534
    331,719  Kingfisher PLC .....................................     1,741,825
                                                                   ------------
                                                                      5,395,359
                                                                   ------------

             TOBACCO - 0.5%
     15,102  Imperial Tobacco Group PLC .........................       652,217
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 3.3%
     45,350  Ashtead Group PLC ..................................       766,804
    122,359  Bunzl PLC ..........................................     3,193,633
     24,235  Travis Perkins PLC .................................       653,762
                                                                   ------------
                                                                      4,614,199
                                                                   ------------

             WATER UTILITIES - 3.1%
    202,279  Pennon Group PLC ...................................     2,593,883
    135,036  United Utilities Group PLC .........................     1,768,822
                                                                   ------------
                                                                      4,362,705
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 2.4%
  1,017,850  Vodafone Group PLC .................................     3,372,779
                                                                   ------------


                                 DESCRIPTION                          VALUE
             ----------------------------------------------------  ------------

             TOTAL INVESTMENTS - 100.0% .........................  $141,321,137
             (Cost $144,135,921) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.0% ............        36,094
                                                                   ------------
             NET ASSETS - 100.0% ................................  $141,357,231
                                                                   ============

-----------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,283,075 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,097,859.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks*................................  $   141,321,137  $ 141,321,137  $            --   $           --
                                                ===============  =============  ===============   ==============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30,2014.


        COUNTRY ALLOCATION**                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        United Kingdom                                               91.6%
        Jersey                                                        3.3
        Bermuda                                                       2.1
        Isle of Man                                                   2.1
        Guernsey                                                      0.9
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                           100.0
        NET OTHER ASSETS AND LIABILITIES                              0.0+
                                                                   -------
        TOTAL                                                       100.0%
                                                                   =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation. + Amount is less than 0.1%.


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.7%

             AUTO COMPONENTS - 1.6%
    176,050  Cheng Shin Rubber Industry Co., Ltd. ...............  $    388,335
                                                                   ------------

             BANKS - 5.4%
  1,369,675  China Development Financial Holding Corp. ..........       420,545
  1,080,817  SinoPac Financial Holdings Co., Ltd. ...............       463,672
    966,423  Taishin Financial Holding Co., Ltd. ................       452,720
                                                                   ------------
                                                                      1,336,937
                                                                   ------------

             CHEMICALS - 1.7%
     88,956  Formosa Chemicals & Fibre Corp. ....................       205,579
     93,534  Nan Ya Plastics Corp. ..............................       204,782
                                                                   ------------
                                                                        410,361
                                                                   ------------

             CONSTRUCTION MATERIALS - 3.5%
    335,433  Asia Cement Corp. ..................................       428,395
    297,571  Taiwan Cement Corp. ................................       443,136
                                                                   ------------
                                                                        871,531
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
    139,815  Chunghwa Telecom Co., Ltd. .........................       421,474
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                - 19.1%
  2,658,144  AU Optronics Corp. .................................     1,122,870
     92,760  Delta Electronics, Inc. ............................       585,477
    301,285  Hon Hai Precision Industry Co., Ltd. ...............       950,817
  2,430,225  Innolux Corp. ......................................     1,050,558
     14,128  Largan Precision Co., Ltd. .........................     1,012,477
                                                                   ------------
                                                                      4,722,199
                                                                   ------------

             FOOD & STAPLES RETAILING - 0.8%
     28,139  President Chain Store Corp. ........................       201,657
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 4.3%
  1,066,813  Far Eastern New Century Corp. ......................     1,074,897
                                                                   ------------

             INSURANCE - 2.8%
  2,309,392  Shin Kong Financial Holding Co., Ltd. ..............       700,724
                                                                   ------------

             LEISURE PRODUCTS - 0.9%
     28,925  Giant Manufacturing Co., Ltd. ......................       225,356
                                                                   ------------

             MACHINERY - 2.0%
     56,392  Hiwin Technologies Corp. ...........................       504,236
                                                                   ------------

             METALS & MINING - 2.8%
    819,873  China Steel Corp. ..................................       700,758
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 22.3%
    865,522  Advanced Semiconductor Engineering, Inc. ...........     1,007,232
    619,255  Inotera Memories, Inc. (a)..........................       920,144
     26,634  MediaTek, Inc. .....................................       394,438
    437,062  Nanya Technology Corp. (a)..........................       867,817
    548,429  Siliconware Precision Industries Co. ...............       752,705


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
    159,489  Taiwan Semiconductor Manufacturing Co., Ltd. .......  $    629,158
  2,249,199  United Microelectronics Corp. ......................       931,636
                                                                   ------------
                                                                      5,503,130
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 25.0%
    115,981  Advantech Co., Ltd. ................................       819,735
     60,587  ASUSTeK Computer, Inc. .............................       577,598
     96,590  Catcher Technology Co., Ltd. .......................       895,425
  1,102,476  Compal Electronics, Inc. ...........................       824,515
    390,130  Foxconn Technology Co., Ltd. .......................       964,440
    705,431  Inventec Corp. .....................................       459,164
    406,746  Lite-On Technology Corp. ...........................       586,328
    471,937  Pegatron Corp. .....................................       868,800
     77,300  Quanta Computer, Inc. ..............................       196,175
                                                                   ------------
                                                                      6,192,180
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 4.1%
     19,321  Eclat Textile Co., Ltd. ............................       175,620
    748,273  Pou Chen Corp. .....................................       831,428
                                                                   ------------
                                                                      1,007,048
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 1.7%
     98,899  Far EasTone Telecommunications Co., Ltd. ...........       189,543
     72,783  Taiwan Mobile Co., Ltd. ............................       220,841
                                                                   ------------
                                                                        410,384
                                                                   ------------

             TOTAL INVESTMENTS - 99.7% ..........................    24,671,207
             (Cost $26,472,995) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.3% ............        62,127
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 24,733,334
                                                                   ============

-----------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $34,989 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,836,777.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks*................................  $    24,671,207  $  24,671,207  $            --   $           --
                                                ================ ============== ================  ==============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


        COUNTRY ALLOCATION**                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Taiwan                                                        99.7%
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.7
        NET OTHER ASSETS AND LIABILITIES                               0.3
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.4%

             AIRLINES - 0.8%
    136,000  Cathay Pacific Airways Ltd. ........................  $    250,812
                                                                   ------------

             CAPITAL MARKETS - 3.5%
     84,000  Guoco Group Ltd. ...................................     1,048,803
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 2.9%
     40,800  Hong Kong Exchanges and Clearing Ltd. ..............       879,069
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 7.9%
    859,986  HKT Trust and HKT Ltd. .............................     1,038,870
  2,122,293  PCCW Ltd. ..........................................     1,336,537
                                                                   ------------
                                                                      2,375,407
                                                                   ------------

             ELECTRIC UTILITIES - 0.8%
     36,000  Cheung Kong Infrastructure Holdings Ltd. ...........       252,909
                                                                   ------------

             ELECTRICAL EQUIPMENT - 0.9%
     71,875  Johnson Electric Holdings Ltd. .....................       272,140
                                                                   ------------

             FOOD & STAPLES RETAILING - 1.4%
     44,100  Dairy Farm International Holdings Ltd. .............       420,273
                                                                   ------------

             GAS UTILITIES - 1.6%
     73,905  ENN Energy Holdings Ltd. ...........................       483,509
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 1.6%
    320,000  Shangri-La Asia Ltd. ...............................       473,931
                                                                   ------------

             HOUSEHOLD DURABLES - 3.8%
    394,586  Techtronic Industries Co. ..........................     1,143,381
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 6.7%
     56,000  Hutchison Whampoa Ltd. .............................       677,927
      6,000  Jardine Matheson Holdings Ltd. .....................       357,600
    546,287  NWS Holdings Ltd. ..................................       984,954
                                                                   ------------
                                                                      2,020,481
                                                                   ------------

             MEDIA - 0.8%
     38,915  Television Broadcasts Ltd. .........................       231,540
                                                                   ------------

             METALS & MINING - 3.0%
    761,759  Fosun International Ltd. ...........................       912,363
                                                                   ------------

             MULTILINE RETAIL - 0.4%
     56,000  Lifestyle International Holdings Ltd. (a)...........       105,295
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 4.0%
  3,891,430  Brightoil Petroleum Holdings Ltd. (b)...............     1,217,818
                                                                   ------------

             REAL ESTATE INVESTMENT TRUSTS - 3.6%
    187,424  Link REIT ..........................................     1,081,360
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 43.8%
     29,440  Cheung Kong Holdings Ltd. ..........................       484,547
    388,375  Chinese Estates Holdings Ltd. ......................     1,120,382
     48,000  Hang Lung Group Ltd. ...............................       236,450


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             REAL ESTATE MANAGEMENT & DEVELOPMENT (CONTINUED)
    128,000  Henderson Land Development Co., Ltd. ...............  $    829,172
    269,537  Hysan Development Co., Ltd. ........................     1,235,763
    362,585  Kerry Properties Ltd. ..............................     1,215,255
  1,695,957  New World China Land Ltd. ..........................       961,024
    668,097  New World Development Co., Ltd. ....................       777,812
    458,546  Sino Land Co., Ltd. ................................       712,192
     55,616  Sun Hung Kai Properties Ltd. .......................       788,595
     41,312  Swire Pacific Ltd., Class A ........................       533,103
    549,986  Swire Pacific Ltd., Class B ........................     1,325,942
    173,020  Swire Properties Ltd. ..............................       540,350
    174,464  Wharf Holdings Ltd. ................................     1,241,381
    244,016  Wheelock & Co., Ltd. ...............................     1,167,466
                                                                   ------------
                                                                     13,169,434
                                                                   ------------

             ROAD & RAIL - 0.8%
     64,000  MTR Corp. Ltd. .....................................       250,977
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
     69,315  ASM Pacific Technology Ltd. ........................       686,022
                                                                   ------------

             SPECIALTY RETAIL - 2.1%
    496,686  Chow Tai Fook Jewellery Group Ltd. .................       646,056
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 2.8%
    336,000  Li & Fung Ltd. .....................................       381,658
    150,585  Yue Yuen Industrial Holdings Ltd. ..................       459,618
                                                                   ------------
                                                                        841,276
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 3.9%
  1,151,000  Noble Group Ltd. ...................................     1,172,925
                                                                   ------------

             TOTAL INVESTMENTS - 99.4% ..........................    29,935,781
             (Cost $30,277,437) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.6% ............       167,153
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 30,102,934
                                                                   ============

-----------------------------

      (a) This security is fair valued by First Trust Advisors L.P.'s Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At September 30, 2014, securities noted as such are valued at $105,295 or 0.35% of net assets.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $135,472 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $477,128.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
    Multiline Retail..........................  $       105,295  $          --  $            --   $      105,295
    Other Industry Categories *...............       29,830,486     29,830,486               --               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $    29,935,781  $  29,830,486  $            --   $      105,295
                                                ===============  =============  ===============   ==============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2014, the Fund transferred a common stock valued at $225,008 from Level 2 to Level 1 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 1 did so as a result of it now being priced on the primary exchange.

Level 3 common stocks are fair valued by First Trust Advisors L.P.'s Pricing Committee (the "Pricing Committee"). The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Pricing Committee also reviews monthly back testing of pricing services prices by comparing sales price of Fund investments to prior day pricing service prices. Additionally, the Pricing Committee reviews periodic information from the Fund's third party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


BEGINNING BALANCE AT DECEMBER 31, 2013
   Common Stocks                                                $         --
   Net Realized Gain (Loss)                                               --
   Net Change in Unrealized Appreciation/Depreciation                     --
   Purchases                                                         105,295
   Sales                                                                  --
   Transfers In                                                           --
   Transfers Out                                                          --
ENDING BALANCE AT SEPTEMBER 30, 2014
   Common Stocks                                                     105,295
                                                                ------------
Total Level 3 holdings                                          $    105,295
                                                                ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

        COUNTRY ALLOCATION**                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Hong Kong                                                     58.7%
        Bermuda                                                       31.1
        Cayman Islands                                                 9.6
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.4
        NET OTHER ASSETS AND LIABILITIES                               0.6
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AIR FREIGHT & LOGISTICS - 0.7%
      9,920  Panalpina Welttransport Holding AG .................  $  1,247,923
                                                                   ------------

             BEVERAGES - 0.9%
     68,431  Coca-Cola HBC AG ...................................     1,478,789
                                                                   ------------

             BIOTECHNOLOGY - 4.2%
     62,050  Actelion Ltd. ......................................     7,298,853
                                                                   ------------

             BUILDING PRODUCTS - 1.7%
      8,949  Geberit AG .........................................     2,894,576
                                                                   ------------

             CAPITAL MARKETS - 4.1%
    411,964  GAM Holding AG .....................................     7,119,939
                                                                   ------------

             CHEMICALS - 11.6%
    320,839  Clariant AG ........................................     5,497,985
     11,800  EMS-Chemie Holding AG ..............................     4,909,972
      1,880  Givaudan S.A. ......................................     3,008,945
      1,533  Sika AG ............................................     5,318,211
      4,216  Syngenta AG ........................................     1,343,803
                                                                   ------------
                                                                     20,078,916
                                                                   ------------

             CONSTRUCTION MATERIALS - 2.3%
     53,589  Holcim Ltd. ........................................     3,909,578
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 4.0%
     87,408  Pargesa Holding S.A. ...............................     6,962,793
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
      5,400  Swisscom AG ........................................     3,068,503
                                                                   ------------

             ELECTRIC UTILITIES - 1.7%
     27,277  Alpiq Holding AG ...................................     2,871,414
                                                                   ------------

             ELECTRICAL EQUIPMENT - 0.9%
     68,190  ABB Ltd. ...........................................     1,534,221
                                                                   ------------

             FOOD PRODUCTS - 15.0%
     82,884  Aryzta AG ..........................................     7,149,364
      5,780  Barry Callebaut AG .................................     6,429,622
      1,543  Chocoladefabriken Lindt & Sprungli AG ..............     7,710,959
         77  Chocoladefabriken Lindt & Sprungli AG ..............     4,571,850
                                                                   ------------
                                                                     25,861,795
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 4.6%
     30,874  Sonova Holding AG ..................................     4,934,924
     13,558  Straumann Holding AG ...............................     3,076,006
                                                                   ------------
                                                                      8,010,930
                                                                   ------------

             INSURANCE - 15.3%
     13,322  Baloise Holding AG .................................     1,709,380
     13,674  Helvetia Holding AG ................................     6,638,629
     26,486  Swiss Life Holding AG ..............................     6,330,894
     88,243  Swiss Re AG ........................................     7,038,551


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INSURANCE (CONTINUED)
     15,628  Zurich Insurance Group AG ..........................  $  4,662,045
                                                                   ------------
                                                                     26,379,499
                                                                   ------------

             LIFE SCIENCES TOOLS & SERVICES - 2.0%
     28,860  Lonza Group AG .....................................     3,488,472
                                                                   ------------

             MACHINERY - 7.4%
     18,293  Bucher Industries AG ...............................     4,709,772
      4,495  Georg Fischer AG ...................................     2,648,411
    108,359  OC Oerlikon Corp., AG ..............................     1,350,657
     33,581  Sulzer AG ..........................................     4,132,992
                                                                   ------------
                                                                     12,841,832
                                                                   ------------

             PHARMACEUTICALS - 0.9%
     17,341  Novartis AG ........................................     1,637,468
                                                                   ------------

             PROFESSIONAL SERVICES - 0.8%
     19,077  Adecco S.A. ........................................     1,295,845
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.1%
     33,353  PSP Swiss Property AG ..............................     2,801,834
     56,834  Swiss Prime Site AG ................................     4,220,729
                                                                   ------------
                                                                      7,022,563
                                                                   ------------

             SOFTWARE - 3.6%
    161,209  Temenos Group AG ...................................     6,137,999
                                                                   ------------

             SPECIALTY RETAIL - 3.1%
     34,553  Dufry AG (a)........................................     5,269,631
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 6.5%
     10,400  Swatch Group AG ....................................     4,946,727
     70,680  Swatch Group AG ....................................     6,189,219
                                                                   ------------
                                                                     11,135,946
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 2.8%
      7,664  Flughafen Zuerich AG ...............................     4,812,578
                                                                   ------------

             TOTAL INVESTMENTS - 100.0% .........................   172,360,063
             (Cost $180,320,490) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.0% ............           470
                                                                   ------------
             NET ASSETS - 100.0% ................................  $172,360,533
                                                                   ============

-----------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,330,882 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,291,309.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks*................................  $   172,360,063  $ 172,360,063  $            --   $           --
                                                ===============  =============  ===============   ==============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


        COUNTRY ALLOCATION**                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Switzerland                                                  100.0%
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                            100.0
        NET OTHER ASSETS AND LIABILITIES                               0.0+
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation. + Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 99.5%

             AUSTRALIA - 4.6%
     16,760  APN News & Media Ltd. (b) ..........................  $     12,033
      3,989  Ardent Leisure Group ...............................        10,827
     20,456  Atlas Iron Ltd. ....................................         7,522
     13,165  AWE Ltd. (b)........................................        21,151
      2,104  BC Iron Ltd. .......................................         2,975
     11,698  Beach Energy Ltd. ..................................        14,442
      2,049  BT Investment Management Ltd. ......................        11,033
      2,462  Cabcharge Australia Ltd. ...........................        11,770
      1,421  CSR Ltd. ...........................................         4,143
        499  Domino's Pizza Enterprises Ltd. ....................        11,460
      5,972  Drillsearch Energy Ltd. (b).........................         6,745
      3,934  G8 Education Ltd. ..................................        17,635
      4,749  iProperty Group Ltd. (b)............................        11,518
      6,799  MACA Ltd. ..........................................         8,900
      6,738  Macquarie Atlas Roads Group ........................        16,990
     10,553  Mayne Pharma Group Ltd. (b).........................         7,022
      2,397  Medusa Mining Ltd. .................................         1,752
      2,113  Mermaid Marine Australia Ltd. ......................         3,571
        434  Mineral Resources Ltd. .............................         3,306
     27,397  Mount Gibson Iron Ltd. .............................        13,073
     10,654  Nine Entertainment Co. Holdings Ltd. ...............        19,029
      1,012  Premier Investments Ltd. ...........................         9,100
      3,018  Seven Group Holdings Ltd. ..........................        17,863
      3,640  Southern Cross Media Group Ltd. ....................         3,171
                                                                   ------------
                                                                        247,031
                                                                   ------------

             AUSTRIA - 0.5%
        168  Lenzing AG .........................................        10,397
        482  Wienerberger AG ....................................         6,210
        559  Zumtobel AG ........................................        10,460
                                                                   ------------
                                                                         27,067
                                                                   ------------

             BELGIUM - 0.9%
      5,452  AGFA-Gevaert N.V. (b)...............................        14,372
        257  Arseus N.V. ........................................        12,458
        114  Barco N.V. .........................................         8,239
        443  Cie Maritime Belge S.A. ............................         9,246
        118  Melexis N.V. .......................................         5,380
                                                                   ------------
                                                                         49,695
                                                                   ------------

             BERMUDA - 2.3%
      3,570  BW Offshore Ltd. ...................................         4,467
        218  China Yuchai International Ltd. ....................         4,042
     35,000  Emperor Entertainment Hotel Ltd. ...................         9,601
    783,000  G-Resources Group Ltd. (b)..........................        19,966
    362,000  Gemdale Properties & Investment Corp. Ltd. .........        19,581
      2,000  Great Eagle Holdings Ltd. ..........................         6,800
     16,800  HanKore Environment Tech Group Ltd. (b).............        10,601
      6,998  K Wah International Holdings Ltd. ..................         3,902


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             BERMUDA (CONTINUED)
    191,000  Pacific Andes Resources Development Ltd. ...........  $     18,116
      9,998  Playmates Toys Ltd. ................................         2,292
     53,998  Trinity Ltd. .......................................        14,604
      1,191  Tsakos Energy Navigation Ltd. ......................         7,599
                                                                   ------------
                                                                        121,571
                                                                   ------------

             CANADA - 10.4%
        147  Allied Properties Real Estate Investment Trust .....         4,486
        973  Artis Real Estate Investment Trust .................        13,301
        415  AutoCanada, Inc. ...................................        20,177
        491  Badger Daylighting Ltd. ............................        12,240
      2,844  Bankers Petroleum Ltd. (b)..........................        13,687
        429  Boyd Group Income Fund .............................        15,640
        718  Canadian Apartment Properties REIT .................        15,124
      2,135  Canadian Energy Services & Technology Corp. ........        17,881
        721  Canadian Solar, Inc. (b)............................        25,790
        740  Canam Group, Inc. ..................................         7,037
      2,027  Cascades, Inc. .....................................        11,131
      4,952  Centerra Gold, Inc. ................................        22,197
      3,985  Cequence Energy Ltd. (b)............................         6,512
        279  Cogeco, Inc. .......................................        13,527
      1,103  Cominar Real Estate Investment Trust ...............        18,614
        209  Corus Entertainment, Inc., Class B .................         4,641
      1,717  Dominion Diamond Corp. (b)..........................        24,392
      1,616  Dundee Corp., Class A (b)...........................        24,486
          7  E-L Financial Corp. Ltd. ...........................         4,319
      1,680  Entertainment One Ltd. .............................         8,606
        639  Gluskin Sheff + Associates, Inc. ...................        16,746
      6,557  IAMGOLD Corp. (b)...................................        18,150
      1,240  Interfor Corp. (b)..................................        17,881
      9,274  Ithaca Energy, Inc. (b).............................        17,390
      2,295  Just Energy Group, Inc. ............................        10,656
      2,834  Lucara Diamond Corp. ...............................         5,466
        869  Maple Leaf Foods, Inc. .............................        14,836
      1,500  Morguard Real Estate Investment Trust ..............        24,831
      2,685  Parex Resources, Inc. (b)...........................        29,848
        955  Parkland Fuel Corp. ................................        18,163
      2,293  Raging River Exploration, Inc. (b)..................        18,775
        682  RMP Energy, Inc. (b)................................         4,184
        537  Secure Energy Services, Inc. .......................        11,584
      1,815  TransGlobe Energy Corp. ............................        11,036
     10,583  Western Forest Products, Inc. ......................        21,167
        571  WSP Global, Inc. ...................................        18,232
      1,026  Yellow Media Ltd. (b)...............................        13,879
                                                                   ------------
                                                                        556,612
                                                                   ------------

             CAYMAN ISLANDS - 1.8%
      8,000  HC International, Inc. (b)..........................        14,403
     17,851  Polarcus Ltd. (b)...................................         4,807


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CAYMAN ISLANDS (CONTINUED)
    160,000  Superb Summit International Group Ltd. (b)..........  $     33,175
     36,000  TCC International Holdings Ltd. ....................        14,187
      8,000  Texhong Textile Group Ltd. .........................         5,533
    100,000  Tongda Group Holdings Ltd. .........................        13,651
     21,000  Truly International Holdings Ltd. ..................        12,116
                                                                   ------------
                                                                         97,872
                                                                   ------------

             DENMARK - 0.9%
         82  Royal UNIBREW (b) ..................................        13,649
        471  Schouw & Co. .......................................        19,260
      1,252  Spar Nord Bank A/S .................................        12,640
                                                                   ------------
                                                                         45,549
                                                                   ------------

             FINLAND - 0.6%
      2,011  Sanitec Corp. ......................................        18,602
      1,735  YIT OYJ ............................................        13,390
                                                                   ------------
                                                                         31,992
                                                                   ------------

             FRANCE - 1.6%
        357  Gaztransport Et Technigaz S.A. .....................        21,121
        217  Haulotte Group S.A. ................................         3,385
        228  Montupet ...........................................        14,802
        141  Norbert Dentressangle S.A. .........................        20,297
        297  Rallye S.A. ........................................        12,976
        115  Sopra Group S.A. ...................................        10,439
        517  Valneva SE (b)......................................         3,480
                                                                   ------------
                                                                         86,500
                                                                   ------------

             GERMANY - 1.7%
         80  BayWa AG ...........................................         3,448
        268  Bechtle AG .........................................        20,509
         71  Biotest AG .........................................         7,204
        240  Cewe Stiftung & Co. KGAA ...........................        15,848
        189  Grammer AG .........................................         7,319
      1,144  Nordex SE (b).......................................        21,103
        347  Sixt SE ............................................        11,148
         32  XING AG ............................................         3,407
                                                                   ------------
                                                                         89,986
                                                                   ------------

             GREECE - 1.8%
      4,129  Ellaktor S.A. ......................................        15,906
        375  FF Group ...........................................        13,949
      1,800  Fourlis Holdings S.A. (b)...........................         9,594
      4,191  GEK Terna Holding Real Estate Construction S.A.
                (b) .............................................        16,939
        737  Hellenic Exchanges - Athens Stock Exchange S.A.
                Holding .........................................         5,632
      5,806  Intralot S.A.-Integrated Lottery Systems &
                Services (b).....................................        11,733
        774  JUMBO S.A. .........................................         9,786
     12,677  Marfin Investment Group Holdings S.A. (b)...........         4,899
        480  Mytilineos Holdings S.A. (b)........................         3,741


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GREECE (CONTINUED)
      1,471  Terna Energy S.A. ..................................  $      5,834
                                                                   ------------
                                                                         98,013
                                                                   ------------

             HONG KONG - 1.2%
     10,500  Hongkong & Shanghai Hotels .........................        15,334
     15,103  Kowloon Development Co., Ltd. ......................        17,486
     80,498  Prosperity REIT ....................................        24,777
      7,998  Shun Tak Holdings Ltd. .............................         3,935
                                                                   ------------
                                                                         61,532
                                                                   ------------

             IRELAND - 0.5%
      2,011  Greencore Group PLC ................................         7,629
     16,766  Total Produce PLC ..................................        20,929
                                                                   ------------
                                                                         28,558
                                                                   ------------

             ISRAEL - 0.6%
      2,466  Discount Investment Corp. (b).......................        18,902
      1,049  Enzymotec Ltd. (b)..................................         7,007
        653  magicJack VocalTec Ltd. (b).........................         6,432
                                                                   ------------
                                                                         32,341
                                                                   ------------

             ITALY - 3.3%
      1,047  Banca IFIS S.p.A. ..................................        20,762
        488  Brembo S.p.A. ......................................        15,976
        155  Ei Towers S.p.A. (b)................................         8,224
        190  Engineering S.p.A. .................................         9,491
        571  ERG S.p.A. .........................................         7,035
      2,206  Esprinet S.p.A. ....................................        17,582
      4,501  Falck Renewables S.p.A. ............................         6,043
        303  Indesit Co., S.p.A. ................................         4,087
         92  Industria Macchine Automatiche S.p.A. ..............         3,056
      2,560  Iren S.p.A .........................................         3,221
      6,164  Maire Tecnimont S.p.A. (b)..........................        14,870
        707  MARR S.p.A. ........................................        10,984
        208  Reply S.p.A. .......................................        16,262
      5,289  Saras S.p.A (b).....................................         5,351
      2,126  Sogefi S.p.A. ......................................         7,734
      1,649  Trevi Finanziaria Industriale S.p.A. ...............        11,695
      1,265  Vittoria Assicurazioni S.p.A. ......................        15,354
                                                                   ------------
                                                                        177,727
                                                                   ------------

             JAPAN - 35.4%
        400  ADEKA Corp. ........................................         5,270
        800  Ai Holdings Corp. ..................................        16,186
      2,000  Aichi Steel Corp. ..................................         7,349
        400  Alpine Electronics, Inc. ...........................         6,590
      1,900  Alps Electric Co., Ltd. ............................        32,621
      1,000  Arcland Sakamoto Co., Ltd. .........................        23,442
        500  Artnature, Inc. ....................................        13,558
        900  Asahi Holdings, Inc. ...............................        16,100


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
        300  ASKUL Corp. ........................................  $      6,291
      3,000  Bando Chemical Industries Ltd. .....................        11,789
      4,600  Belluna Co., Ltd. ..................................        20,216
      3,800  Bic Camera, Inc. ...................................        35,826
      3,000  Bunka Shutter Co., Ltd. ............................        26,724
      5,000  Calsonic Kansei Corp. ..............................        27,217
        500  Canon Electronics, Inc. ............................         9,227
        300  Chudenko Corp. .....................................         4,910
        900  Cleanup Corp. ......................................         7,788
        500  Coca-Cola West Co., Ltd. ...........................         7,276
        300  CROOZ, Inc. ........................................         6,669
     11,000  Daikyo, Inc. .......................................        20,561
      2,000  Dainichiseika Color & Chemicals Manufacturing Co.,
                Ltd. ............................................        10,704
      1,000  Daio Paper Corp. ...................................         8,480
      1,400  DCM Holdings Co., Ltd. .............................         9,599
      4,000  Denki Kogyo Co., Ltd. ..............................        22,868
        200  Elecom Co., Ltd. ...................................         4,508
        500  Exedy Corp. ........................................        12,660
      1,300  FCC Co., Ltd. ......................................        21,134
      1,300  Fields Corp. .......................................        19,013
        100  Fuji Seal International, Inc. ......................         3,141
      2,000  Fujikura Ltd. ......................................         9,628
        200  Fujimori Kogyo Co., Ltd. ...........................         6,000
        800  Futaba Corp./Chiba .................................        12,021
      2,100  Geo Holdings Corp. .................................        18,094
      3,000  Gulliver International Co., Ltd. ...................        25,521
        600  Harmonic Drive Systems, Inc. .......................         8,873
      2,500  Hazama Ando Corp. ..................................        16,002
        300  Heiwado Co., Ltd. ..................................         5,041
        700  HI-LEX Corp. .......................................        20,743
        300  Ichiyoshi Securities Co., Ltd. .....................         3,594
        500  Inabata & Co., Ltd. ................................         5,038
        300  Iriso Electronics Co., Ltd. ........................        23,798
      3,000  Iwatani Corp. ......................................        20,789
      1,000  Japan Aviation Electronics Industry Ltd. ...........        22,795
      1,000  Japan Digital Laboratory Co., Ltd. .................        18,491
        100  Japan Drilling Co., Ltd. ...........................         4,491
        700  Japan Petroleum Exploration Co. ....................        26,870
        300  JSP Corp. ..........................................         5,211
      1,700  Kaga Electronics Co., Ltd. .........................        19,639
      2,000  Kawasaki Kisen Kaisha Ltd. .........................         4,249
        700  Komori Corp. .......................................         8,501
        700  Kura Corp. .........................................        19,562
      1,400  Kuroda Electric Co., Ltd. ..........................        20,513
      3,000  KYB Co., Ltd. ......................................        13,513
        300  Kyokuto Kaihatsu Kogyo Co., Ltd. ...................         4,344
        800  Kyokuto Securities Co., Ltd. .......................        13,093
        400  Kyowa Exeo Corp. ...................................         5,197
      3,000  Kyudenko Corp. .....................................        35,450


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
        600  Macnica, Inc. ......................................  $     19,147
      1,000  Maeda Road Construction Co., Ltd. ..................        15,555
        700  Mars Engineering Corp. .............................        12,376
        100  Maruwa Co., Ltd./Aichi .............................         3,141
        400  MEGMILK SNOW BRAND Co., Ltd. .......................         5,234
      4,000  Meidensha Corp. ....................................        15,756
        300  Mitsubishi Pencil Co., Ltd. ........................         9,656
      4,000  Mitsui Mining & Smelting Co., Ltd. .................        10,650
      2,000  Mitsui Sugar Co., Ltd. .............................         6,692
      2,000  Mitsui-Soko Holdings Co., Ltd. .....................         7,404
      6,000  Morinaga & Co., Ltd. ...............................        12,966
      2,500  Namura Shipbuilding Co., Ltd. ......................        26,920
      1,000  NHK Spring Co., Ltd. ...............................         9,802
      1,600  Nichiha Corp. ......................................        15,945
        300  Nihon Nohyaku Co., Ltd. ............................         2,940
      1,000  Nippon Electric Glass Co., Ltd. ....................         4,869
      2,000  Nippon Flour Mills Co., Ltd. .......................         9,683
      1,500  Nippon Gas Co., Ltd. ...............................        35,601
      4,000  Nippon Road (The) Co., Ltd. ........................        22,430
      1,000  Nippon Seiki Co., Ltd. .............................        22,703
      7,000  Nippon Steel & Sumikin Bussan Corp. ................        26,998
      3,000  Nippon Synthetic Chemical Industry (The) Co.,
                Ltd. ............................................        21,637
      1,000  Nishimatsu Construction Co., Ltd. ..................         4,522
        600  Nishio Rent All Co., Ltd. ..........................        23,168
      1,100  Nitto Kogyo Corp. ..................................        22,065
      1,000  Nohmi Bosai Ltd. ...................................        15,664
        500  Obara Group, Inc. ..................................        18,327
        600  Okabe Co., Ltd. ....................................         6,598
        300  Okinawa Electric Power (The) Co., Inc. .............         9,287
        400  Paltac Corp. .......................................         4,894
        100  Pilot Corp. ........................................         5,699
        500  Piolax, Inc. .......................................        23,387
      5,000  Press Kogyo Co., Ltd. ..............................        20,606
      1,700  Raito Kogyo Co., Ltd. ..............................        15,810
      5,000  Riken Corp. ........................................        21,153
        400  Riso Kagaku Corp. ..................................        12,947
        500  Roland DG Corp. ....................................        20,629
      5,000  Ryobi Ltd. .........................................        14,589
        500  Sakata INX Corp. ...................................         4,987
      4,000  San-Ai Oil Co., Ltd. ...............................        27,828
        400  Sanix, Inc. (b).....................................         2,611
        900  Sankyo Tateyama, Inc. ..............................        17,471
      1,000  Sanyo Chemical Industries Ltd. .....................         6,155
      1,000  Sanyo Denki Co., Ltd. ..............................         8,379
      1,200  Shima Seiki Manufacturing Ltd. .....................        19,760
      4,000  Shindengen Electric Manufacturing Co., Ltd. ........        27,317
      2,600  Shinko Electric Industries Co., Ltd. ...............        18,989
      1,500  Shizuoka Gas Co., Ltd. .............................         9,984
        400  Showa Corp. ........................................         4,380


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
        800  Siix Corp. .........................................  $     13,910
      2,400  Sintokogio Ltd. ....................................        16,784
      1,700  SKY Perfect JSAT Holdings, Inc. ....................         9,998
      2,700  Sojitz Corp. .......................................         4,234
        200  Square Enix Holdings Co., Ltd. .....................         4,247
        500  Sumitomo Forestry Co., Ltd. ........................         5,380
      2,000  Sumitomo Seika Chemicals Co., Ltd. .................        11,452
        400  Takeuchi Manufacturing Co., Ltd. ...................        19,002
        900  Teikoku Sen-I Co., Ltd. ............................        19,022
      1,300  Tenma Corp. ........................................        18,918
      2,000  Toagosei Co., Ltd. .................................         8,243
      1,100  Tokai Rika Co., Ltd. ...............................        23,249
      2,200  Topre Corp. ........................................        31,272
      2,000  Tosoh Corp. ........................................         8,097
      2,000  Toyo Ink SC Holdings Co., Ltd. .....................         9,337
      2,000  Toyo Kohan Co., Ltd. ...............................        10,832
        700  Toyoda Gosei Co., Ltd. .............................        13,659
        200  Transcosmos, Inc. ..................................         3,921
      1,100  Ulvac, Inc. (b).....................................        13,831
        800  Unipres Corp. ......................................        15,675
      1,300  Universal Entertainment Corp. ......................        21,300
        800  UNY Group Holdings Co., Ltd. .......................         4,253
        700  Valor Co., Ltd. ....................................        11,323
        600  YAMABIKO Corp. .....................................        24,317
        300  Yaoko Co., Ltd. ....................................        17,834
        900  Yellow Hat Ltd. ....................................        19,777
        500  Yushin Precision Equipment Co., Ltd. ...............        10,905
                                                                   ------------
                                                                      1,890,861
                                                                   ------------

             JERSEY - 0.5%
     27,338  Centamin PLC .......................................        27,101
                                                                   ------------

             MARSHALL ISLANDS - 0.3%
        469  Navios Maritime Holdings, Inc. .....................         2,814
      1,219  StealthGas, Inc. (b)................................        11,105
                                                                   ------------
                                                                         13,919
                                                                   ------------

             NETHERLANDS - 0.9%
        575  ASM International N.V. .............................        20,898
      4,055  Koninklijke Wessanen N.V. ..........................        24,594
      1,590  SNS REAAL N.V. (b) (c)..............................             0
        286  USG People N.V. ....................................         3,399
                                                                   ------------
                                                                         48,891
                                                                   ------------

             NEW ZEALAND - 0.5%
      2,604  Air New Zealand Ltd. ...............................         3,944
      9,316  Chorus Ltd. (b) ....................................        13,163
      2,357  Infratil Ltd. ......................................         5,207


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NEW ZEALAND (CONTINUED)
      4,777  Kiwi Income Property Trust .........................  $      4,345
                                                                   ------------
                                                                         26,659
                                                                   ------------

             NORWAY - 2.4%
      1,380  Borregaard ASA .....................................         7,926
      2,080  Cermaq ASA .........................................        31,323
        415  Fred Olsen Energy ASA ..............................         7,622
      4,323  Kvaerner ASA .......................................         7,132
        427  Leroey Seafood Group ASA ...........................        16,449
        219  Norwegian Air Shuttle ASA (b).......................         7,639
      1,139  Petroleum Geo-Services ASA .........................         7,215
        968  Salmar ASA .........................................        17,101
      1,785  Veidekke ASA .......................................        17,990
        975  Wilh Wilhelmsen ASA ................................         7,626
                                                                   ------------
                                                                        128,023
                                                                   ------------

             PORTUGAL - 0.9%
      2,273  Mota-Engil SGPS S.A. ...............................        14,682
      1,172  REN - Redes Energeticas Nacionais SGPS S.A. ........         3,952
      1,259  Semapa-Sociedade de Investimento e Gestao ..........        15,423
      6,210  Sonaecom SGPS S.A. (b)..............................        13,099
                                                                   ------------
                                                                         47,156
                                                                   ------------

             SINGAPORE - 3.4%
      5,000  Ascott Residence Trust .............................         4,840
     16,000  Cambridge Industrial Trust .........................         8,968
      4,300  CapitaRetail China Trust ...........................         5,292
     16,000  Chip Eng Seng Corp. Ltd. ...........................        11,288
     16,000  Frasers Centrepoint Trust ..........................        23,642
     19,000  Frasers Commercial Trust ...........................        20,107
     13,000  Ho Bee Land Ltd. ...................................        20,483
     22,000  Jaya Holdings Ltd. .................................           741
     20,000  Keppel REIT ........................................        18,656
      4,000  Mapletree Industrial Trust .........................         4,452
     42,000  Oxley Holdings Ltd. (b).............................        18,437
     29,000  Starhill Global REIT ...............................        17,959
      4,000  United Envirotech Ltd. .............................         4,249
     16,000  Wing Tai Holdings Ltd. .............................        22,137
                                                                   ------------
                                                                        181,251
                                                                   ------------

             SOUTH KOREA - 14.0%
        177  AK Holdings, Inc. ..................................        10,366
        109  CJ E&M Corp. (b)....................................         4,411
         44  Crown Confectionery Co., Ltd. ......................         8,339
      1,272  Daesang Holdings Co., Ltd. .........................        25,976
        133  Dongwon F&B Co., Ltd. ..............................        42,979
        199  Global & Yuasa Battery Co., Ltd. ...................         8,486
        191  Hanil Cement Co., Ltd. .............................        24,707
      1,168  Hankook Tire Worldwide Co., Ltd. ...................        23,244


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
        657  Hansae Co., Ltd. ...................................  $     22,974
        351  Hanssem Co., Ltd. ..................................        38,085
        656  Hyundai Development Co-Engineering &
                Construction Co. ................................        26,545
      4,721  Hyundai Hy Communications & Networks Co., Ltd. .....        20,557
        447  Hyundai Hysco Co., Ltd. ............................        33,041
        186  i-SENS, Inc. (b)....................................        10,029
        749  iMarketKorea, Inc. .................................        22,571
      1,613  Interpark Corp. ....................................        18,419
        832  IS Dongseo Co., Ltd. ...............................        30,631
        217  Korea District Heating Corp. .......................        13,408
      1,115  Korea Line Corp. (b)................................        26,310
        129  Korea Petrochemical Ind. Co., Ltd. .................         8,802
         92  LG Hausys Ltd. .....................................        18,221
        239  LG Innotek Co., Ltd. (b)............................        26,046
      1,479  Lumens Co., Ltd. (b)................................         9,979
        207  MegaStudy Co., Ltd. ................................        13,319
     10,788  Meritz Securities Co., Ltd. ........................        40,433
        447  Pyeong Hwa Automotive Co., Ltd. ....................         8,917
         70  Samchully Co., Ltd. ................................        10,083
        722  Seah Besteel Corp. .................................        25,863
        229  SeAH Steel Corp. ...................................        20,008
      2,129  Seoyeon Co., Ltd. ..................................        38,938
        183  SK Gas Ltd. ........................................        24,365
        520  SK Networks Co., Ltd. ..............................         5,223
        775  SL Corp. ...........................................        16,010
        257  Soulbrain Co., Ltd. ................................         6,283
      1,078  Ssangyong Cement Industrial Co., Ltd. (b)...........        10,573
      1,048  Sungwoo Hitech Co., Ltd. ...........................        16,983
          7  Taekwang Industrial Co., Ltd. ......................         8,823
      1,656  Taeyoung Engineering & Construction Co., Ltd. ......         8,160
         16  Young Poong Corp. ..................................        20,969
                                                                   ------------
                                                                        749,076
                                                                   ------------

             SPAIN - 0.7%
      4,737  ENCE Energia y Celulosa S.A. .......................        10,620
     35,908  Inmobiliaria Colonial S.A. (b)......................        25,398
        533  Let's GOWEX S.A. (b) (c)............................             0
        215  Pescanova S.A. (b) (c)..............................             0
                                                                   ------------
                                                                         36,018
                                                                   ------------

             SWEDEN - 1.3%
        578  Bilia AB ...........................................        15,539
      2,539  Cloetta AB (b)......................................         7,600
        791  Haldex AB ..........................................         9,181
        679  Investment AB Oresund ..............................        14,726
        735  Nolato AB ..........................................        16,654
      2,088  SAS AB (b)..........................................         3,689
                                                                   ------------
                                                                         67,389
                                                                   ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SWITZERLAND - 2.4%
        675  Ascom Holding AG ...................................  $      9,474
         99  Autoneum Holding AG ................................        15,544
        129  BKW AG .............................................         4,263
        194  Bobst Group S.A. ...................................         8,443
         15  Comet Holding AG ...................................         9,506
        314  Gategroup Holding AG ...............................         6,759
        275  HBM Healthcare Investments AG ......................        24,268
         21  Interroll Holding AG ...............................        12,032
      3,319  Schmolz + Bickenbach AG (b).........................         4,276
        135  U-Blox AG ..........................................        16,714
         10  Vetropack Holding AG ...............................        16,676
                                                                   ------------
                                                                        127,955
                                                                   ------------

             UNITED KINGDOM - 3.8%
      7,853  Afren PLC (b).......................................        13,176
        767  Carillion PLC ......................................         3,787
        424  Countrywide PLC ....................................         3,103
     11,796  Darty PLC ..........................................        14,199
        186  Dialog Semiconductor PLC (b)........................         5,226
     11,178  EnQuest PLC (b).....................................        19,861
        418  Galliford Try PLC ..................................         8,579
        549  Hilton Food Group PLC ..............................         3,702
      1,519  Interserve PLC .....................................        14,763
        188  James Fisher & Sons PLC ............................         4,041
      9,256  Lookers PLC ........................................        20,107
      1,589  Mears Group PLC ....................................        11,206
      2,461  Pace PLC ...........................................        11,893
        940  Premier Oil PLC ....................................         5,075
        851  Redrow PLC .........................................         3,873
      4,679  Safestore Holdings PLC .............................        16,233
        325  SuperGroup PLC (b)..................................         5,969
      3,304  SVG Capital PLC (b).................................        21,982
      1,916  UNITE Group PLC ....................................        13,186
                                                                   ------------
                                                                        199,961
                                                                   ------------

             UNITED STATES - 0.3%
      1,326  Magnachip Semiconductor Corp. (b)...................        15,514
                                                                   ------------
             TOTAL COMMON STOCKS ................................     5,311,820
             (Cost $5,288,664)                                     ------------


RIGHTS - 0.1%

             PORTUGAL - 0.1%
      2,992  Mota-Engil Africa SGPA S.A. (b) (c).................         3,591
                                                                   ------------
             TOTAL RIGHTS .......................................         3,591
             (Cost $0)                                             ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

                                 DESCRIPTION                          VALUE
             ----------------------------------------------------  ------------
             TOTAL INVESTMENTS - 99.6% ..........................  $  5,315,411
             (Cost $5,288,664) (d)

             NET OTHER ASSETS AND LIABILITIES - 0.4% ............        23,464
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  5,338,875
                                                                   ============

-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) This security is fair valued by First Trust Advisors L.P.'s Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2014, securities noted as such are valued at $3,591 or 0.07% of net assets.

      (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $569,256 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $542,509.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
    Netherlands...............................  $        48,891  $      48,891  $            --   $           --*
    Spain.....................................           36,018         36,018               --               --*
    Other Country Categories **...............        5,226,911      5,226,911               --               --
                                                ---------------  -------------  ---------------   --------------
Total Common Stocks...........................        5,311,820      5,311,820               --               --*
Rights **.....................................            3,591             --            3,591               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $     5,315,411  $   5,311,820  $         3,591   $           --*
                                                ===============  =============  ===============   ==============


*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2014, the Fund transferred a common stock valued at $0 from Level 1 to Level 3 of the fair value hierarchy. The common stock that transferred from Level 1 to Level 3 did so as a result of the security being halted on the primary exchange due to negative news related to the company. In addition, as of September 30, 2014, the Fund transferred a common stock valued at $0 from Level 2 to Level 3 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 3 did so as a result of additional negative news related to the company.

Level 3 common stocks are fair valued by First Trust Advisors L.P.'s Pricing Committee (the "Pricing Committee"). The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Pricing Committee also reviews monthly back testing of pricing services prices by comparing sales price of Fund investments to prior day pricing service prices. Additionally, the Pricing Committee reviews periodic information from the Fund's third party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


BEGINNING BALANCE AT DECEMBER 31, 2013
Common Stocks                                                    $        --
Net Realized Gain (Loss)                                                  --
Net Change in Unrealized Appreciation/Depreciation                        --
Purchases                                                                 --*
Sales                                                                     --
Transfers In                                                              --*
Transfers Out                                                             --
ENDING BALANCE AT SEPTEMBER 30, 2014
   Common Stocks                                                          --*
                                                                 -----------
Total Level 3 holdings                                           $        --*
                                                                 ===========


        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Auto Components                                               8.1%
        Oil, Gas & Consumable Fuels                                   6.9
        Construction & Engineering                                    6.4
        Metals & Mining                                               5.7
        Electronic Equipment, Instruments & Components                5.0
        Specialty Retail                                              5.0
        Machinery                                                     4.9
        Food Products                                                 4.6
        Real Estate Investment Trusts                                 4.2
        Chemicals                                                     3.2
        Real Estate Management & Development                          3.2
        Semiconductors & Semiconductor Equipment                      3.0
        Capital Markets                                               2.9
        Trading Companies & Distributors                              2.8
        Building Products                                             2.6


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

        INDUSTRY (CONTINUED)                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Media                                                         2.1%
        Paper & Forest Products                                       2.0
        Commercial Services & Supplies                                1.6
        Electrical Equipment                                          1.6
        Food & Staples Retailing                                      1.6
        Hotels, Restaurants & Leisure                                 1.5
        Diversified Financial Services                                1.3
        Household Durables                                            1.2
        Industrial Conglomerates                                      1.2
        Energy Equipment & Services                                   1.2
        IT Services                                                   1.1
        Technology Hardware, Storage & Peripherals                    1.1
        Leisure Products                                              1.0
        Marine                                                        1.0
        Construction Materials                                        1.0
        Communications Equipment                                      1.0
        Internet & Catalog Retail                                     0.8
        Internet Software & Services                                  0.7
        Gas Utilities                                                 0.6
        Diversified Consumer Services                                 0.6
        Containers & Packaging                                        0.6
        Textiles, Apparel & Luxury Goods                              0.5
        Air Freight & Logistics                                       0.5
        Beverages                                                     0.4
        Insurance                                                     0.4
        Diversified Telecommunication Services                        0.4
        Electric Utilities                                            0.4
        Multi-Utilities                                               0.3
        Biotechnology                                                 0.3
        Transportation Infrastructure                                 0.3
        Airlines                                                      0.3
        Health Care Technology                                        0.3
        Personal Products                                             0.3
        Wireless Telecommunication Services                           0.2
        Banks                                                         0.2
        Health Care Providers & Services                              0.2
        Independent Power and Renewable Electricity Producers         0.2
        Road & Rail                                                   0.2
        Water Utilities                                               0.2
        Health Care Equipment & Supplies                              0.2
        Pharmaceuticals                                               0.1
        Distributors                                                  0.1
        Software                                                      0.1
        Professional Services                                         0.1
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                            99.6
        NET OTHER ASSETS AND LIABILITIES                              0.4
                                                                   -------
        TOTAL                                                       100.0%
                                                                   =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

                                                                   % OF TOTAL
        CURRENCY EXPOSURE DIVERSIFICATION                         INVESTMENTS
        ------------------------------------------------------------------------
        Japanese Yen                                                 35.6%
        Euro                                                         13.3
        South Korean Won                                             14.0
        Canadian Dollar                                               9.8
        British Pound Sterling                                        4.5
        Australian Dollar                                             4.7
        Singapore Dollar                                              3.9
        Hong Kong Dollar                                              4.4
        Norwegian Krone                                               2.6
        Swiss Franc                                                   2.4
        Swedish Krona                                                 1.6
        US Dollar                                                     1.5
        Danish Krone                                                  0.8
        New Zealand Dollar                                            0.5
        Israeli Shekel                                                0.4
                                                                   -------
        TOTAL                                                       100.0%
                                                                   =======

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-------------  --------------------------------------------------  ------------
COMMON STOCKS (a) - 100.0%

               BERMUDA - 4.4%
    2,125,174  Alibaba Pictures Group Ltd. (b) (c)...............  $    440,644
      434,475  China Singyes Solar Technologies Holdings Ltd. ...       769,928
    3,377,476  China WindPower Group Ltd. (b)....................       269,681
       24,893  ChipMOS TECHNOLOGIES Bermuda Ltd. ................       563,080
    1,331,136  Hi Sun Technology China Ltd. (b)..................       301,719
      295,812  Hopson Development Holdings Ltd. (b)..............       255,245
    1,196,325  Huabao International Holdings Ltd. ...............       922,875
      355,120  Labixiaoxin Snacks Group Ltd. ....................        49,850
    1,174,273  REXLot Holdings Ltd. .............................       119,471
                                                                   ------------
                                                                      3,692,493
                                                                   ------------

               BRAZIL - 2.9%
       62,233  B2W Cia Digital (b)...............................       833,926
        8,527  Cia de Saneamento de Minas Gerais-COPASA .........       107,992
       30,946  Direcional Engenharia S.A. .......................       126,173
       81,523  Even Construtora e Incorporadora S.A. ............       181,514
      433,871  Gafisa S.A. ......................................       524,669
       16,521  Light S.A. .......................................       139,579
      198,579  Oi S.A. (Preference Shares) (b)...................       141,161
       38,152  QGEP Participacoes S.A. ..........................       144,799
       32,851  Sonae Sierra Brasil S.A. .........................       245,871
                                                                   ------------
                                                                      2,445,684
                                                                   ------------

               CAYMAN ISLANDS - 19.1%
       26,502  Airtac International Group .......................       213,884
    4,437,212  Anxin-China Holdings Ltd. ........................       451,444
      692,864  Asia Cement China Holdings Corp. .................       425,631
        7,665  Bitauto Holdings Ltd., ADR (b)....................       597,870
       27,179  Bizlink Holding, Inc. ............................       112,578
      203,812  Boer Power Holdings Ltd. .........................       276,654
    1,819,980  Bosideng International Holdings Ltd. .............       262,513
       13,952  Changyou.com Ltd., ADR (b)........................       333,871
      623,334  China All Access Holdings Ltd. ...................       242,435
      856,000  China Fishery Group Ltd. .........................       254,982
      551,948  China High Speed Transmission Equipment Group Co.,
                  Ltd. ..........................................       448,533
      495,128  China Lesso Group Holdings Ltd. ..................       246,772
    2,484,048  China Lumena New Materials Corp. (b) (c)..........        79,977
       11,550  China Metal Recycling Holdings Ltd. (b) (c).......             0
      568,388  China Sanjiang Fine Chemicals Co., Ltd. ..........       292,801
    1,314,858  China Zhongwang Holdings Ltd. ....................       653,632
      859,500  Chinasoft International Ltd. (b)..................       284,476
    2,101,129  CIFI Holdings Group Co., Ltd. ....................       395,069
    4,733,024  Citychamp Watch & Jewellery Group Ltd. ...........       700,977
    2,793,380  Coolpad Group Ltd. ...............................       500,048
       47,802  E-Commerce China Dangdang, Inc., ADR (b)..........       583,184
    1,852,327  Fantasia Holdings Group Co., Ltd. ................       200,384
      381,048  Greentown China Holdings Ltd. ....................       356,764
      749,904  Honworld Group Ltd. (d)...........................       646,098
       67,496  JA Solar Holdings Co., Ltd., ADR (b)..............       624,338


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-------------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

               CAYMAN ISLANDS (CONTINUED)
    1,890,328  Jiangnan Group Ltd. ..............................  $    408,991
      412,588  Jintian Pharmaceutical Group Ltd. ................       171,096
      763,327  Kaisa Group Holdings Ltd. ........................       291,967
      211,036  Kingboard Chemical Holdings Ltd. .................       419,091
      749,759  KWG Property Holding Ltd. ........................       528,173
    1,342,876  Logan Property Holdings Co., Ltd. ................       399,498
      918,108  Maoye International Holdings Ltd. ................       152,528
      379,863  NetDragon Websoft, Inc. ..........................       624,230
    1,775,328  Powerlong Real Estate Holdings Ltd. ..............       228,636
       84,613  Shanda Games Ltd., ADR (b)........................       553,369
      584,804  TCL Communication Technology Holdings Ltd. .......       704,188
    1,708,549  Tiangong International Co., Ltd. .................       398,266
       92,648  TPK Holding Co., Ltd. ............................       555,836
      690,868  United Laboratories International Holdings
                  Ltd. (b).......................................       520,497
      135,927  Xinyuan Real Estate Co., Ltd., ADR ...............       399,625
    2,409,435  Zhong An Real Estate Ltd. ........................       313,403
                                                                   ------------
                                                                     15,854,309
                                                                   ------------

               CHINA - 4.9%
    1,067,207  Anhui Expressway Co. .............................       652,844
      746,716  Beijing Capital Land Ltd. ........................       257,725
      798,132  China BlueChemical Ltd., Class H .................       346,395
      303,925  Shenzhen Expressway Co., Ltd. ....................       205,099
    1,507,888  Sichuan Expressway Co., Ltd. .....................       570,931
    1,365,177  Sinotrans Ltd. ...................................       991,597
      497,616  Weiqiao Textile Co. ..............................       248,012
      723,130  Xinhua Winshare Publishing and Media Co., Ltd. ...       637,000
      229,968  Zhaojin Mining Industry Co., Ltd. ................       127,647
                                                                   ------------
                                                                      4,037,250
                                                                   ------------

               EGYPT - 6.5%
       16,881  Eastern Tobacco ..................................       424,973
      518,056  Egypt Kuwait Holding Co. SAE (b)..................       476,612
       77,574  Egyptian Financial Group-Hermes Holding (b).......       201,583
       85,152  ElSwedy Electric Co. (b) .........................       549,018
      227,070  Ezz Steel (b).....................................       582,438
      110,080  Medinet Nasr Housing (b)..........................       696,655
    3,826,106  Orascom Telecom Media And Technology Holding SAE
                  (b)............................................       626,086
    1,039,702  Palm Hills Developments SAE (b)...................       625,271
      427,402  Pioneers Holding for Financial Investments SAE
                  (b)............................................       845,234
      250,073  Talaat Moustafa Group ............................       388,572
                                                                   ------------
                                                                      5,416,442
                                                                   ------------

               HONG KONG - 3.5%
      938,400  BYD Electronic International Co., Ltd. ...........     1,087,671
      835,140  China Overseas Grand Oceans Group Ltd. ...........       473,237
      395,924  China Power International Development Ltd. .......       183,051
      686,320  China Travel International Investment Hong Kong
                  Ltd. ..........................................       202,409
      734,108  CITIC Telecom International Holdings Ltd. ........       274,173


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-------------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

               HONG KONG (CONTINUED)
      848,090  Shenzhen Investment Ltd. .........................  $    239,196
      164,136  SinoMedia Holding Ltd. ...........................        99,984
      450,904  Welling Holding Ltd. .............................       106,268
    1,331,188  Yuexiu Property Co., Ltd. ........................       238,298
                                                                   ------------
                                                                      2,904,287
                                                                   ------------

               INDONESIA - 9.3%
    2,603,727  Adhi Karya Persero Tbk PT ........................       590,833
    6,870,640  Aneka Tambang Persero Tbk PT .....................       625,885
    1,344,508  Ciputra Development Tbk PT .......................       111,996
   78,769,360  Energi Mega Persada Tbk PT (b)....................       665,839
    2,855,163  Harum Energy Tbk PT ..............................       479,180
    9,228,603  Industri Jamu Dan Farmasi Sido Muncul Tbk PT .....       488,506
    1,742,606  Matahari Putra Prima Tbk PT ......................       450,489
   17,406,627  Multipolar Tbk PT ................................     1,485,670
   17,995,769  Panin Financial Tbk PT (b)........................       410,572
    4,261,292  Pembangunan Perumahan Persero Tbk PT .............       751,890
   17,233,519  Sentul City Tbk PT (b)............................       142,847
    3,028,414  Tiga Pilar Sejahtera Food Tbk (b).................       570,391
    6,156,446  Waskita Karya Persero Tbk PT .....................       421,882
    2,610,264  Wijaya Karya Persero Tbk PT ......................       558,042
                                                                   ------------
                                                                      7,754,022
                                                                   ------------

               JERSEY - 0.3%
    2,448,612  West China Cement Ltd. ...........................       230,202
                                                                   ------------

               MALAYSIA - 6.4%
      549,100  Cahya Mata Sarawak Bhd ...........................       728,116
      553,800  MKH Bhd ..........................................       624,618
      138,400  QL Resources Bhd .................................       144,707
    2,220,100  Scomi Energy Services Bhd (b).....................       575,243
      739,700  Sunway Bhd .......................................       775,665
      581,400  TIME dotCom Bhd (b)...............................       905,641
    1,142,200  Tropicana Corp. Bhd ..............................       442,187
      206,600  UOA Development Bhd ..............................       132,884
      208,486  WCT Holdings Bhd .................................       137,275
      885,900  Westports Holdings Bhd ...........................       823,653
                                                                   ------------
                                                                      5,289,989
                                                                   ------------

               MEXICO - 0.9%
    2,008,298  Axtel SAB de CV (b)...............................       586,168
      229,786  Corp. GEO SAB de CV (b) (c).......................             0
       37,484  Industrias Bachoco SAB de CV .....................       186,715
                                                                   ------------
                                                                        772,883
                                                                   ------------

               PERU - 0.6%
      751,101  Minsur S.A. ......................................       483,491
                                                                   ------------

               PHILIPPINES - 0.3%
      740,900  D&L Industries, Inc. .............................       214,292


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

               PHILIPPINES (CONTINUED)
            2  SM Development Corp. (b) (c)......................  $     34,935
                                                                   ------------
                                                                        249,227
                                                                   ------------

               POLAND - 0.8%
        3,166  CCC S.A. .........................................       122,220
       77,777  Enea S.A. ........................................       380,598
        6,857  Grupa Azoty S.A. .................................       128,397
                                                                   ------------
                                                                        631,215
                                                                   ------------

               RUSSIA - 1.7%
   23,386,706  Moscow United Electric Grid Co. JSC (b) (c).......       575,874
   67,787,486  OGK-2 OAO (b) (c).................................       316,703
    9,119,480  Rosseti JSC (b) (c)...............................       120,915
2,946,082,145  TGK-1 OAO (b) (c).................................       427,182
                                                                   ------------
                                                                      1,440,674
                                                                   ------------

               SOUTH AFRICA - 7.9%
      144,403  Acucap Properties Ltd. ...........................       587,710
       26,192  Barloworld Ltd. ..................................       214,731
      717,647  Capital Property Fund ............................       765,813
      411,990  Emira Property Fund ..............................       573,286
       17,508  EOH Holdings Ltd. ................................       146,951
       65,282  Group Five Ltd. ..................................       231,440
        9,659  Hosken Consolidated Investments Ltd. .............       132,779
       99,587  Lewis Group Ltd. .................................       498,696
       76,700  Resilient Property Income Fund Ltd. ..............       495,845
    1,444,019  SA Corporate Real Estate Fund Nominees Pty
                  Ltd. ..........................................       565,692
      156,109  Sappi Ltd. (b)....................................       615,429
      316,950  Sibanye Gold Ltd. ................................       688,243
      150,679  Super Group Ltd. (b)..............................       413,198
      128,737  Telkom S.A. SOC Ltd. (b)..........................       623,332
                                                                   ------------
                                                                      6,553,145
                                                                   ------------

               TAIWAN - 20.5%
      298,618  AcBel Polytech, Inc. .............................       354,872
      322,202  Alpha Networks, Inc. .............................       180,063
      245,208  Altek Corp. ......................................       207,568
      547,933  BenQ Materials Corp. .............................       649,353
      129,633  Cheng Uei Precision Industry Co., Ltd. ...........       232,252
      250,480  Chimei Materials Technology Corp. ................       295,608
      142,520  Chong Hong Construction Co. ......................       325,618
      692,928  Compeq Manufacturing Co., Ltd. ...................       408,884
      328,156  Coretronic Corp. .................................       528,597
      393,929  D-Link Corp. .....................................       235,040
      249,841  Elite Semiconductor Memory Technology, Inc. ......       407,785
      920,856  Elitegroup Computer Systems Co., Ltd. ............       675,063
       60,297  eMemory Technology, Inc. .........................       674,933
      216,615  Everlight Electronics Co., Ltd. ..................       464,284
       48,745  Feng TAY Enterprise Co., Ltd. ....................       135,726
      140,292  Formosan Rubber Group, Inc. ......................       149,195


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

               TAIWAN (CONTINUED)
      465,553  Gigabyte Technology Co., Ltd. ....................  $    521,116
       22,605  Gigasolar Materials Corp. ........................       448,095
      225,981  Grand Pacific Petrochemical ......................       102,146
      258,870  Greatek Electronics, Inc. ........................       332,741
    2,035,573  HannStar Display Corp. ...........................       545,371
       67,104  Holtek Semiconductor, Inc. .......................       118,460
      168,124  Huaku Development Co., Ltd. ......................       320,557
      241,665  Huang Hsiang Construction Corp. ..................       309,832
       69,676  IEI Integration Corp. ............................       137,888
    1,417,178  Kinpo Electronics (b).............................       673,194
       26,363  Merry Electronics Co., Ltd. ......................       122,631
      555,571  Micro-Star International Co., Ltd. ...............       685,800
      443,182  Mitac Holdings Corp. .............................       365,682
      265,857  Namchow Chemical Industrial Co., Ltd. ............       511,272
      255,308  Primax Electronics Ltd. ..........................       296,270
    1,655,712  Qisda Corp. (b) ..................................       734,796
      649,795  Radium Life Tech Co., Ltd. .......................       379,160
       45,542  Realtek Semiconductor Corp. ......................       161,690
      300,226  Ruentex Development Co., Ltd. ....................       485,087
      287,133  Ruentex Industries Ltd. ..........................       639,028
      179,428  Sercomm Corp. ....................................       385,169
       78,437  Sino-American Silicon Products, Inc. .............       117,322
      123,568  Soft-World International Corp. ...................       339,188
      117,271  Systex Corp. .....................................       217,044
       20,594  Taiwan FamilyMart Co., Ltd. ......................       143,524
      241,665  Ton Yi Industrial Corp. ..........................       163,258
      455,658  Unity Opto Technology Co., Ltd. ..................       506,295
      184,169  Vanguard International Semiconductor Corp. .......       270,022
      342,673  Wah Lee Industrial Corp. .........................       608,305
      159,265  Win Semiconductors Corp. .........................       152,618
      224,819  WT Microelectronics Co., Ltd. ....................       361,771
                                                                   ------------
                                                                     17,080,173
                                                                   ------------

               THAILAND - 4.3%
      540,000  Bangkok Expressway PCL ...........................       632,845
      840,065  CH Karnchang PCL .................................       731,899
      921,600  GFPT PCL .........................................       574,135
      146,100  Hana Microelectronics PCL ........................       190,369
      725,100  KCE Electronics PCL ..............................       894,495
      157,800  Precious Shipping PCL ............................       116,799
    1,130,300  Siamgas & Petrochemicals PCL .....................       474,081
                                                                   ------------
                                                                      3,614,623
                                                                   ------------

               TURKEY - 5.7%
       43,064  Aksa Akrilik Kimya Sanayii .......................       129,577
      253,731  Alarko Holding A.S. ..............................       426,870
      105,358  Cimsa Cimento Sanayi VE Tica .....................       682,625
      487,986  Is Gayrimenkul Yatirim Ortakligi A.S. ............       274,372
       63,329  Koza Altin Isletmeleri A.S. ......................       471,515


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

               TURKEY (CONTINUED)
      533,987  Koza Anadolu Metal Madencilik Isletmeleri A.S.
                  (b)............................................  $    417,516
      632,962  NET Holding A.S. .................................       739,575
      240,734  Tekfen Holding A.S. ..............................       535,070
      273,974  Turkiye Sise ve Cam Fabrikalari A.S. .............       347,800
       81,130  Yazicilar Holding A.S. ...........................       734,128
                                                                   ------------
                                                                      4,759,048
                                                                   ------------
               TOTAL COMMON STOCKS ..............................    83,209,157
               (Cost $83,816,347)                                  ------------

RIGHTS - 0.0%

               HONG KONG - 0.0%
     420,192   Yuexiu Property Co., Ltd. (b).....................         6,494
                                                                   ------------
               TOTAL RIGHTS .....................................         6,494
               (Cost $0)                                           ------------

               TOTAL INVESTMENTS - 100.0% .......................    83,215,651
               (Cost $83,816,347) (e)

               NET OTHER ASSETS AND LIABILITIES - 0.0% ..........         6,253
                                                                   ------------
               NET ASSETS - 100.0% ..............................  $ 83,221,904
                                                                   ============


      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) This security is fair valued by First Trust Advisors L.P.'s Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2014, securities noted as such are valued at $1,996,230 or 2.40% of net assets.

      (d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the Hong Kong Stock Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

      (e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,456,046 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,056,742.

      ADR   American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
    Bermuda...................................  $     3,692,493  $   3,251,849  $            --   $      440,644
    Cayman Islands............................       15,854,309     15,774,332               --           79,977
    Mexico....................................          772,883        772,883               --               --**
    Philippines...............................          249,227        214,292           34,935               --
    Russia....................................        1,440,674             --        1,440,674               --
    Other Country Categories*.................       61,199,571     61,199,571               --               --
                                                ---------------  -------------  ---------------   --------------
Total Common Stocks...........................       83,209,157     81,212,927        1,475,609          520,621
                                                ---------------  -------------  ---------------   --------------
Rights.......................................             6,494          6,494               --               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $    83,215,651  $  81,219,421  $     1,475,609   $      520,621
                                                ===============  =============  ===============   ==============


*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers in or out of Level 2 at September 30, 2014. As of September 30, 2014, the Fund transferred a common stock valued at $79,977 from Level 1 to Level 3 of the fair value hierarchy. The transfer from Level 1 to Level 3 was the result of the security being halted on the primary exchange due to negative news related to the company's financial statements and their ongoing extended audit.

Level 3 common stocks are fair valued by First Trust Advisors L.P.'s Pricing Committee (the "Pricing Committee"). The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Pricing Committee to oversee the day-today valuation of the Fund's investments. The Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Pricing Committee reviews periodic information from the Fund's third party pricing service that compares secondary market trade prices to their daily valuations.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)


The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2013
Common Stocks                                                 $       --**
Net Realized Gain                                                     --
Net Change in Unrealized Appreciation/Depreciation                    --
Purchases                                                        440,644
Sales                                                                 --
Transfers In                                                      79,977
Transfers Out                                                         --
ENDING BALANCE AT SEPTEMBER 30, 2014
   Common Stocks                                                 520,621
                                                              ----------
Total Level 3 holdings                                        $  520,621
                                                              ==========

** Investment is valued at $0.



        INDUSTRY                                                % OF NET ASSETS
        ------------------------------------------------------------------------
        Real Estate Management & Development                          12.8%
        Electronic Equipment, Instruments & Components                 7.5
        Construction & Engineering                                     6.0
        Semiconductors & Semiconductor Equipment                       5.8
        Technology Hardware, Storage & Peripherals                     5.6
        Metals & Mining                                                5.5
        Real Estate Investment Trusts                                  3.9
        Food Products                                                  3.5
        Transportation Infrastructure                                  3.5
        Diversified Telecommunication Services                         3.0
        Industrial Conglomerates                                       2.8
        Textiles, Apparel & Luxury Goods                               2.7
        Chemicals                                                      2.7
        Multiline Retail                                               2.7
        Electrical Equipment                                           2.6
        Communications Equipment                                       2.6
        Software                                                       2.2
        Household Durables                                             2.2
        Oil, Gas & Consumable Fuels                                    2.1
        Electric Utilities                                             2.0
        Capital Markets                                                1.8
        Internet & Catalog Retail                                      1.7
        Construction Materials                                         1.6
        Hotels, Restaurants & Leisure                                  1.3
        Air Freight & Logistics                                        1.2
        IT Services                                                    1.1
        Specialty Retail                                               1.1


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

        INDUSTRY (CONTINUED)                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        Distributors                                                   0.8
        Wireless Telecommunication Services                            0.8
        Paper & Forest Products                                        0.7
        Internet Software & Services                                   0.7
        Energy Equipment & Services                                    0.7
        Media                                                          0.7
        Pharmaceuticals                                                0.6
        Independent Power and Renewable Electricity Producers          0.6
        Personal Products                                              0.6
        Tobacco                                                        0.5
        Insurance                                                      0.5
        Building Products                                              0.3
        Trading Companies & Distributors                               0.3
        Machinery                                                      0.3
        Health Care Providers & Services                               0.2
        Marine                                                         0.1
        Water Utilities                                                0.1
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                            100.0
        NET OTHER ASSETS AND LIABILITIES                               0.0+
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

+ Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of the following eighteen funds (each a "Fund" and collectively, the "Funds"). The shares of each Fund are listed and traded on the NYSE Arca, Inc.

    First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - (ticker "FPA")
    First Trust Europe AlphaDEX(R) Fund - (ticker "FEP")
    First Trust Latin America AlphaDEX(R) Fund - (ticker "FLN")
    First Trust Brazil AlphaDEX(R) Fund - (ticker "FBZ")
    First Trust China AlphaDEX(R) Fund - (ticker "FCA")
    First Trust Japan AlphaDEX(R) Fund - (ticker "FJP")
    First Trust South Korea AlphaDEX(R) Fund - (ticker "FKO")
    First Trust Developed Markets Ex-US AlphaDEX(R) Fund - (ticker "FDT") First Trust Emerging Markets AlphaDEX(R) Fund - (ticker "FEM")
    First Trust Germany AlphaDEX(R) Fund - (ticker "FGM")
    First Trust Canada AlphaDEX(R) Fund - (ticker "FCAN")
    First Trust Australia AlphaDEX(R) Fund - (ticker "FAUS")
    First Trust United Kingdom AlphaDEX(R) Fund - (ticker "FKU")
    First Trust Taiwan AlphaDEX(R) Fund - (ticker "FTW")
    First Trust Hong Kong AlphaDEX(R) Fund - (ticker "FHK")
    First Trust Switzerland AlphaDEX(R) Fund - (ticker "FSZ")
    First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - (ticker
        "FDTS")
    First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (ticker "FEMS")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e. a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by First Trust Advisors L.P.'s (the "Advisor") Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at time of valuation. Each Fund's investments are valued as follows:

    Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

    Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

    Overnight repurchase agreements are fair valued at cost.

    Short-term investments that mature in less than 60 days when purchased are fair valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2014 (UNAUDITED)


      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between the Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2014, is included with each Fund's Portfolio of Investments.

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2014 (UNAUDITED)


B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2014, only FEP, FJP, FDT, FEM, FGM and FCAN have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

                              3. SUBSEQUENT EVENTS

On October 22, 2014, First Trust Eurozone AlphaDEX(R) ETF, an additional series of the Trust, began trading under the ticker symbol FEUZ on The NASDAQ(R) Stock Market LLC.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Exchange-Traded AlphaDEX(R) Fund II
            -------------------------------------------------------

By (Signature and Title)*
                                  /s/ Mark R. Bradley
                                  ----------------------------------------
                                  Mark R. Bradley, President and
                                  Chief Executive Officer
                                  (principal executive officer)

Date: November 20, 2014
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
                                  /s/ Mark R. Bradley
                                  ----------------------------------------
                                  Mark R. Bradley, President and
                                  Chief Executive Officer
                                  (principal executive officer)

Date: November 20, 2014
      ------------------

By (Signature and Title)*
                                  /s/ James M. Dykas
                                  ----------------------------------------
                                  James M. Dykas, Treasurer,
                                  Chief Financial Officer and
                                  Chief Accounting Officer
                                  (principal financial officer)

Date: November 20, 2014
      ------------------

* Print the name and title of each signing officer under his or her signature.